Portfolio of Investments
Touchstone Active Bond Fund – June 30, 2022 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 41.2%
	Financials — 12.1%
$ 1,500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	$ 1,307,869
1,104,000	Allstate Corp. (The), 1.450%, 12/15/30	879,451
833,000	American Financial Group, Inc., 5.250%, 4/2/30	837,216
1,216,000	Ares Capital Corp., 3.250%, 7/15/25	1,125,209
200,000	Banco Nacional de Panama (Panama), 144a, 2.500%, 8/11/30	158,750
1,158,000	Bank of America Corp., 2.687%, 4/22/32	974,764
873,000	Bank of America Corp., 3.705%, 4/24/28	833,579
1,158,000	Bank of America Corp., MTN, 4.000%, 1/22/25	1,153,781
1,038,000	Bank of Montreal (Canada), 3.803%, 12/15/32	963,642
1,410,000	Bank of Nova Scotia (The) (Canada), Ser 2, 3.625%, 10/27/81	1,067,621
1,282,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,033,316
709,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	657,167
503,000	BNP Paribas SA (France), 144a, 4.625%, 3/13/27	492,990
1,283,000	Charles Schwab Corp. (The), 5.000%(A)	1,148,989
1,290,000	Citigroup, Inc., 0.981%, 5/1/25	1,209,537
770,000	Citigroup, Inc., 3.200%, 10/21/26	733,648
494,000	Citigroup, Inc., 4.750%, 5/18/46	443,542
1,187,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	1,048,250
1,676,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 1.981%, 2/15/27(B)	1,553,671
1,034,000	Credit Suisse AG (Switzerland), 3.700%, 2/21/25	1,011,811
1,376,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	1,145,471
1,865,000	Goldman Sachs Group, Inc. (The), 3.615%, 3/15/28	1,767,556
608,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	577,399
833,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	815,091
1,327,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	1,137,674
1,447,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,252,315
1,113,000	JPMorgan Chase & Co., 3.509%, 1/23/29	1,042,732
1,069,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	1,001,811
1,410,000	Mastercard, Inc., 2.000%, 11/18/31	1,192,022
1,106,000	Morgan Stanley, 3.950%, 4/23/27	1,073,440
750,000	Morgan Stanley, 5.297%, 4/20/37	728,221
1,370,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	1,144,305
1,372,000	PNC Capital Trust, (3M LIBOR +0.570%), 2.150%, 6/1/28(B)	1,275,948
1,263,000	Prudential Financial, Inc., 5.125%, 3/1/52	1,165,938
1,348,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25†	1,244,858
2,158,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 2.080%, 5/15/27(B)	1,985,361
		37,184,945
	Consumer Discretionary — 4.3%
1,493,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	1,367,921
802,000	Brunswick Corp., 4.400%, 9/15/32	694,879
764,000	Ford Motor Co., 3.250%, 2/12/32	566,525
615,000	Ford Motor Credit Co. LLC, 3.664%, 9/8/24	586,458
1,715,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,382,275
643,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	635,619
528,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	527,718
200,000	Genm Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	158,698
645,000	Home Depot, Inc. (The), 5.950%, 4/1/41	736,713
1,068,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	1,019,578
1,274,000	Lowe's Cos., Inc., 4.500%, 4/15/30	1,261,797
792,000	Magallanes, Inc., 144a, 4.279%, 3/15/32	710,403
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 792,000	Magallanes, Inc., 144a, 5.141%, 3/15/52	$ 669,117
1,842,000	Procter & Gamble Co. (The), 1.200%, 10/29/30	1,508,262
200,000	Prosus NV (China), 144a, 3.257%, 1/19/27	174,051
1,326,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	1,126,921
		13,126,935
	Industrials — 4.1%
200,000	Aeropuerto Internacional de Tocumen SA (Panama), 144a, 4.000%, 8/11/41	162,659
1,094,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	899,226
748,000	Boeing Co. (The), 5.805%, 5/1/50	692,177
899,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	990,464
200,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	173,884
730,000	Carrier Global Corp., 3.577%, 4/5/50	556,108
1,422,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	1,257,430
1,034,000	FedEx Corp., 5.100%, 1/15/44	1,000,533
1,123,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	1,007,670
300,000	Misc Capital Two Labuan Ltd. (Malaysia), 144a, 3.625%, 4/6/25	292,128
1,023,000	Mohawk Industries, Inc., 3.625%, 5/15/30	914,957
923,000	Norfolk Southern Corp., 4.837%, 10/1/41	906,599
1,228,000	Parker-Hannifin Corp., 4.250%, 9/15/27	1,223,530
795,000	Roper Technologies, Inc., 2.950%, 9/15/29	703,759
375,000	Transnet SOC Ltd. (South Africa), 144a, 4.000%, 7/26/22	357,637
1,588,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,397,798
		12,536,559
	Energy — 3.9%
1,010,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	980,522
712,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	755,677
832,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	815,702
753,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	725,659
220,000	Ecopetrol SA (Colombia), 5.875%, 11/2/51	143,407
320,000	Ecopetrol SA (Colombia), 6.875%, 4/29/30	282,880
300,000	EIG Pearl Holdings Sarl (Saudi Arabia), 144a, 3.545%, 8/31/36	255,750
200,000	EIG Pearl Holdings Sarl (Saudi Arabia), 144a, 4.387%, 11/30/46	158,035
1,268,000	Energy Transfer LP, 4.150%, 9/15/29	1,163,151
200,000	FS Luxembourg Sarl (Brazil), 144a, 10.000%, 12/15/25	201,621
350,000	Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 144a, 2.625%, 3/31/36	283,376
150,000	Heritage Petroleum Co. Ltd. (Trinidad and Tobago), 144a, 9.000%, 8/12/29	153,938
300,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 4.750%, 4/19/27	265,728
200,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 5.750%, 4/19/47	152,928
601,000	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	477,609
912,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	895,629
799,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	872,321
300,000	Oil and Gas Holding Co. BSCC (The) (Bahrain), 144a, 7.500%, 10/25/27	302,316
200,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	154,350
200,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	135,000
375,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	255,986
403,000	Petroleos Mexicanos (Mexico), 6.700%, 2/16/32	307,287
250,000	Petroleos Mexicanos (Mexico), 6.750%, 9/21/47	154,375

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 41.2% (Continued)
	Energy — (Continued)
$ 301,000	Petroleos Mexicanos (Mexico), 7.690%, 1/23/50	$ 203,927
380,000	Petronas Capital Ltd. (Malaysia), 144a, 2.480%, 1/28/32	323,376
400,000	Qatar Petroleum (Qatar), 144a, 3.125%, 7/12/41	313,400
250,000	SA Global Sukuk Ltd. (Saudi Arabia), 144a, 2.694%, 6/17/31	219,450
200,000	Sinopec Group Overseas Development 2018 Ltd. (China), 144a, 3.350%, 5/13/50	149,708
668,000	Valero Energy Corp., 4.000%, 6/1/52	536,353
350,000	YPF, SA (Argentina), 144a, 6.950%, 7/21/27	198,625
		11,838,086
	Utilities — 3.2%
199,461	Alfa Desarrollo SpA (Chile), 144a, 4.550%, 9/27/51	143,113
1,152,000	CMS Energy Corp., 4.750%, 6/1/50	1,009,406
825,000	Duke Energy Progress LLC, 4.150%, 12/1/44	741,655
819,000	Edison International, 4.125%, 3/15/28	764,770
1,068,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	949,236
200,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 7.125%, 2/11/25	168,164
1,038,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	968,939
250,000	Minejesa Capital BV (Indonesia), 4.625%, 8/10/30	223,975
200,000	NPC Ukrenergo (Ukraine), 144a, 6.875%, 11/9/26	49,788
1,281,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	922,651
1,409,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	947,102
988,000	PacifiCorp., 5.750%, 4/1/37	1,049,117
200,000	Perusahaan Listrik Negara PT (Indonesia), 144a, 4.875%, 7/17/49	155,500
2,199,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 3.524%, 5/15/67(B)	1,697,474
		9,790,890
	Communication Services — 2.8%
1,000,000	AT&T, Inc., 3.850%, 6/1/60	778,505
700,000	AT&T, Inc., 4.500%, 5/15/35	665,859
1,340,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	1,198,002
1,081,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	1,053,452
899,000	Comcast Corp., 4.000%, 3/1/48	786,683
1,587,000	Netflix, Inc., 6.375%, 5/15/29	1,595,094
512,000	Paramount Global, 4.950%, 5/19/50	432,006
1,325,000	T-Mobile USA, Inc., 3.875%, 4/15/30	1,239,940
1,246,000	Verizon Communications, Inc., 2.987%, 10/30/56	871,734
		8,621,275
	Health Care — 2.6%
927,000	AbbVie, Inc., 4.450%, 5/14/46	846,297
1,038,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	829,648
848,000	Becton Dickinson and Co., 4.685%, 12/15/44	787,316
966,000	CommonSpirit Health, 4.187%, 10/1/49	816,293
883,000	CVS Health Corp., 5.125%, 7/20/45	854,759
1,180,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	983,522
670,000	HCA Inc., 5.375%, 9/1/26	664,362
1,042,000	Mylan, Inc., 4.550%, 4/15/28	994,976
1,214,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	1,063,397
		7,840,570
	Consumer Staples — 2.5%
1,401,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	1,237,406
1,358,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	1,283,569
Principal Amount		Market Value

	Consumer Staples — (Continued)
$ 1,125,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	$ 1,017,066
200,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	172,010
1,410,000	JBS Finance Luxembourg Sarl, 144a, 2.500%, 1/15/27	1,223,513
447,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 4.375%, 2/2/52	316,127
717,000	Kroger Co. (The), 5.000%, 4/15/42	696,201
1,065,000	Mars, Inc., 144a, 3.875%, 4/1/39	967,206
756,000	Starbucks Corp., 3.350%, 3/12/50	575,767
400,000	Ulker Biskuvi Sanayi AS (Turkey), 144a, 6.950%, 10/30/25	307,040
		7,795,905
	Information Technology — 2.3%
729,000	Apple, Inc., 4.650%, 2/23/46	754,142
1,588,000	Broadcom, Inc., 4.150%, 11/15/30	1,458,479
1,351,000	Microchip Technology, Inc., 0.983%, 9/1/24	1,261,043
535,000	Microsoft Corp., 3.500%, 2/12/35	514,445
987,000	NXP BV / NXP Funding LLC (China), 5.350%, 3/1/26	1,006,803
444,000	Oracle Corp., 3.600%, 4/1/40	332,301
723,000	Visa, Inc., 4.150%, 12/14/35	721,192
1,248,000	VMware, Inc., 1.400%, 8/15/26	1,105,550
		7,153,955
	Real Estate — 2.2%
1,119,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	1,057,741
954,000	Equinix, Inc. REIT, 2.900%, 11/18/26	887,774
1,244,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	1,223,695
1,150,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	1,047,000
200,000	Logan Group Co. Ltd. (China), 5.250%, 2/23/23	40,050
525,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	523,573
800,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	779,332
406,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	396,659
828,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	809,414
		6,765,238
	Materials — 1.2%
773,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	724,562
200,000	Braskem Idesa SAPI (Mexico), 144a, 6.990%, 2/20/32	154,388
421,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	332,552
200,000	Braskem Netherlands Finance BV (Brazil), 144a, 4.500%, 1/10/28	179,650
200,000	Freeport Indonesia PT (Indonesia), 144a, 4.763%, 4/14/27	191,400
200,000	Freeport Indonesia PT (Indonesia), 144a, 5.315%, 4/14/32	181,300
200,000	Indonesia Asahan Aluminium Persero PT (Indonesia), 144a, 5.800%, 5/15/50	161,024
200,000	Indonesia Asahan Aluminium Persero PT (Indonesia), 6.757%, 11/15/48	180,500
200,000	Metinvest BV (Ukraine), 144a, 7.750%, 10/17/29	109,000
200,000	OCP SA (Morocco), 144a, 5.125%, 6/23/51	132,255
300,000	Sasol Financing USA LLC (South Africa), 5.500%, 3/18/31	230,850
914,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	813,792
200,000	Stillwater Mining Co. (South Africa), 144a, 4.500%, 11/16/29	158,000
		3,549,273
	Total Corporate Bonds	$126,203,631

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Treasury Obligations — 20.0%
$ 1,035,000	U.S. Treasury Bond, 1.750%, 8/15/41	$ 791,977
6,920,000	U.S. Treasury Bond, 2.250%, 2/15/52	5,743,600
14,925,000	U.S. Treasury Bond, 2.375%, 2/15/42	12,725,895
2,000,000	U.S. Treasury Bond, 3.000%, 5/15/42	1,884,609
6,444,265	U.S. Treasury Inflation Indexed Bond, 0.125%, 2/15/52	5,118,492
15,220,000	U.S. Treasury Note, 0.250%, 10/31/25	13,885,277
14,045,000	U.S. Treasury Note, 0.750%, 5/31/26	12,867,085
5,500,000	U.S. Treasury Note, 1.125%, 2/15/31	4,737,734
3,800,000	U.S. Treasury Note, 1.875%, 2/15/32	3,452,063
	Total U.S. Treasury Obligations	$61,206,732
	Commercial Mortgage-Backed Securities — 9.9%
1,000,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 2.774%, 9/15/32(B)	964,779
500,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	491,484
970,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	851,410
1,230,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55	1,105,726
930,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	791,599
2,745,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	2,403,471
720,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55	643,525
1,000,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 3.274%, 2/15/29(B)	986,648
830,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	740,530
1,234,572	COMM Mortgage Trust, Ser 2014-CR14, Class A2, 3.147%, 2/10/47	1,228,272
1,315,000	COMM Mortgage Trust, Ser 2015-DC1, Class A5, 3.350%, 2/10/48	1,286,544
1,600,000	CSMC, Ser 2021-B33, Class A1, 144a, 3.052%, 10/10/43	1,439,467
580,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.648%, 10/10/34(B)(C)	560,150
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.673%, 9/10/35(B)(C)	514,099
595,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	592,735
750,000	GS Mortgage Securities Corp. Trust, Ser 2020-UPTN, Class E, 144a, 3.354%, 2/10/37	666,133
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(B)(C)	1,578,584
1,325,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	1,153,992
765,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (1M LIBOR +1.450%), 2.774%, 10/15/36(B)	737,281
3,000,000	Hudson Yards Mortgage Trust, Ser 2016-10HY, Class A, 144a, 2.835%, 8/10/38	2,778,693
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.949%, 9/6/38(B)(C)	477,421
2,755,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	2,652,178
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.27%), 2.594%, 11/15/35(B)	1,183,741
290,540	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Class B, 4.443%, 8/15/45(B)(C)	290,267
1,210,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class AS, 4.177%, 7/15/51	1,197,295
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 9.9% (Continued)
$ 2,380,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	$ 2,182,796
695,000	WFRBS Commercial Mortgage Trust, Ser 2013-C12, Class B, 3.863%, 3/15/48(B)(C)	690,111
	Total Commercial Mortgage-Backed Securities	$30,188,931
	U.S. Government Mortgage-Backed Obligations — 8.2%
50,035	FHLMC, Pool #1Q0339, (12M LIBOR +1.889%), 2.768%, 4/1/37(B)	51,131
7,618	FHLMC, Pool #A12886, 5.000%, 8/1/33	7,996
47,793	FHLMC, Pool #A13842, 6.000%, 9/1/33	50,372
4,956	FHLMC, Pool #A21415, 5.000%, 5/1/34	5,220
11,016	FHLMC, Pool #A35682, 5.000%, 7/1/35	11,618
5,158	FHLMC, Pool #A36523, 5.000%, 8/1/35	5,336
19,348	FHLMC, Pool #A46590, 5.000%, 8/1/35	19,803
2,601	FHLMC, Pool #A64971, 5.500%, 8/1/37	2,798
1,645,519	FHLMC, Pool #A89148, 4.000%, 10/1/39	1,667,807
46,573	FHLMC, Pool #A96485, 4.500%, 1/1/41	48,051
275,176	FHLMC, Pool #A97897, 4.500%, 4/1/41	284,663
14,557	FHLMC, Pool #C62740, 7.000%, 1/1/32	15,341
12,009	FHLMC, Pool #C72254, 6.500%, 7/1/32	12,675
17,498	FHLMC, Pool #C90986, 7.000%, 6/1/26	17,940
8,460	FHLMC, Pool #G02184, 5.000%, 4/1/36	8,911
1,479,794	FHLMC, Pool #G05624, 4.500%, 9/1/39	1,530,783
138,594	FHLMC, Pool #G05733, 5.000%, 11/1/39	146,158
38,282	FHLMC, Pool #J13584, 3.500%, 11/1/25	38,197
3,093,145	FHLMC REMIC, Pool #QD2143, 2.000%, 12/1/51	2,702,672
800,410	FHLMC REMIC, Pool #RA2970, 2.500%, 7/1/50	725,184
16,624	FNMA, Pool #255628, 5.500%, 2/1/25	17,276
5,912	FNMA, Pool #426830, 8.000%, 11/1/24	5,944
4,712	FNMA, Pool #540040, 7.500%, 6/1/28	4,721
7,826	FNMA, Pool #561741, 7.500%, 1/1/31	8,331
15,492	FNMA, Pool #640291, 7.000%, 8/1/32	15,516
14,575	FNMA, Pool #670402, 6.500%, 6/1/32	15,690
82,616	FNMA, Pool #745257, 6.000%, 1/1/36	90,535
52,940	FNMA, Pool #748895, 6.000%, 12/1/33	54,133
25,965	FNMA, Pool #758564, 6.000%, 9/1/24	27,272
33,918	FNMA, Pool #810049, 5.500%, 3/1/35	35,291
31,221	FNMA, Pool #819297, 6.000%, 9/1/35	33,621
555,759	FNMA, Pool #881279, 5.000%, 11/1/36	584,270
19,008	FNMA, Pool #889060, 6.000%, 1/1/38	21,353
44,404	FNMA, Pool #889061, 6.000%, 1/1/38	48,708
3,606	FNMA, Pool #895657, 6.500%, 8/1/36	3,787
60,569	FNMA, Pool #905049, 5.500%, 11/1/36	63,010
248,085	FNMA, Pool #928553, 5.500%, 8/1/37	262,039
115,570	FNMA, Pool #931535, 5.500%, 7/1/39	118,014
97,568	FNMA, Pool #AA3467, 4.500%, 4/1/39	100,832
163,354	FNMA, Pool #AA4584, 4.500%, 4/1/39	168,822
37,869	FNMA, Pool #AB1800, 4.000%, 11/1/40	38,346
62,748	FNMA, Pool #AB2452, 4.000%, 3/1/26	63,460
17,120	FNMA, Pool #AD3775, 4.500%, 3/1/25	17,515
24,756	FNMA, Pool #AD6193, 5.000%, 6/1/40	25,562
50,507	FNMA, Pool #AE1568, 4.000%, 9/1/40	51,140
304,391	FNMA, Pool #AE2497, 4.500%, 9/1/40	314,585
32,721	FNMA, Pool #AE5441, 5.000%, 10/1/40	34,360
100,786	FNMA, Pool #AH1135, 5.000%, 1/1/41	106,134
38,610	FNMA, Pool #AH3671, 4.000%, 2/1/26	39,056
290,287	FNMA, Pool #AH6622, 4.000%, 3/1/41	293,946
272,760	FNMA, Pool #AL0150, 4.000%, 2/1/41	276,189
49,576	FNMA, Pool #AL0211, 5.000%, 4/1/41	52,214
1,527,260	FNMA, Pool #AL5718, 3.500%, 9/1/44	1,503,205
322,786	FNMA, Pool #AS0779, 4.000%, 10/1/43	325,573
2,193,642	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,916,631

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 8.2% (Continued)
$ 1,584,385	FNMA, Pool #FM4660, 2.000%, 10/1/35	$ 1,486,532
1,565,444	FNMA, Pool #FM4702, 2.500%, 10/1/50	1,414,666
579,078	FNMA, Pool #FM4996, 2.000%, 12/1/50	506,874
2,292,100	FNMA, Pool #FM5085, 2.000%, 12/1/50	2,003,180
1,097,135	FNMA, Pool #FM8360, 2.500%, 8/1/51	992,926
1,083,105	FNMA, Pool #FM8361, 2.500%, 8/1/51	978,009
1,176,045	FNMA, Pool #FM9905, 2.500%, 12/1/51	1,061,915
1,186,461	FNMA, Pool #FM9907, 2.500%, 12/1/51	1,071,197
957,429	FNMA, Pool #MA4128, 2.000%, 9/1/40	858,209
689,397	GNMA, Pool #4424, 5.000%, 4/20/39	733,066
	Total U.S. Government Mortgage-Backed Obligations	$25,196,311
	Asset-Backed Securities — 7.0%
1,100,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (3M LIBOR +1.650%), 2.694%, 4/15/34(B)	1,035,483
2,010,874	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	1,981,012
1,400,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class AR, 144a, (3M LIBOR +1.130%), 2.174%, 10/17/34(B)	1,345,723
966,529	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	876,653
1,654	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.000%, 2/25/33(B)(C)	1,557
2,850,000	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	2,810,689
1,268,625	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	1,070,369
108,646	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 8.370%, 12/25/29(B)(C)	119,012
7,628	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.089%, 10/25/31(B)(C)	7,852
677,513	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	653,279
1,144,250	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	1,043,778
965,150	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	918,396
1,100,000	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	1,027,211
1,425,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (3M LIBOR +1.700%), 2.744%, 10/19/34(B)	1,354,866
610,827	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	614,076
947,979	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(B)(C)	839,057
1,188,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,031,095
1,400,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class AR, 144a, (3M LIBOR +1.200%), 2.244%, 10/15/34(B)	1,345,247
61,397	Orange Lake Timeshare Trust, Ser 2016-A, Class A, 144a, 2.610%, 3/8/29	59,537
1,122,188	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	1,005,358
1,061,125	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	963,180
1,584,000	Wendy's Funding LLC, Ser 2021-1A, Class A2II, 144a, 2.775%, 6/15/51	1,320,582
	Total Asset-Backed Securities	$21,424,012
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 5.6%
$ 1,646	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 2.801%, 3/25/35(B)(C)	$ 1,642
1,255,312	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.655%, 10/25/45(B)(C)	1,213,058
1,956,330	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.655%, 10/25/45(B)(C)	1,886,834
462,073	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.541%, 8/25/43(B)(C)	442,117
578,439	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.656%, 11/25/44(B)(C)	561,033
963,199	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.931%, 1/25/45(B)(C)	935,090
991,106	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.904%, 2/25/45(B)(C)	952,089
954,647	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.792%, 12/25/44(B)(C)	924,616
1,229,521	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.579%, 2/25/48	1,124,244
42,625	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(B)(C)	42,065
338,708	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(B)(C)	303,780
943,888	GS Mortgage-Backed Securities Trust, Ser 2021-PJ6, Class A2, 144a, 2.500%, 11/25/51(B)(C)	808,241
19,115	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 2.142%, 2/25/35(B)(C)	18,987
8,175	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 2.736%, 4/25/35(B)(C)	8,185
18,020	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 2.743%, 6/25/36(B)(C)	13,816
613,361	JP Morgan Mortgage Trust, Ser 2015-IVR2, Class B3, 144a, 2.449%, 1/25/45(B)(C)	604,653
1,628,536	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.458%, 1/25/47(B)(C)	1,497,327
321,033	JP Morgan Mortgage Trust, Ser 2019-INV1, Class A15, 144a, 4.000%, 10/25/49(B)(C)	316,047
1,406,080	JP Morgan Mortgage Trust, Ser 2021-10, Class A4, 144a, 2.500%, 12/25/51(B)(C)	1,272,064
18,175	MASTR Alternative Loan Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	17,176
138,145	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	75,358
134,396	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.532%, 8/25/43(B)(C)	131,557
139,260	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.495%, 5/25/43(B)(C)	136,320
662,056	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(B)(C)	613,105
131,433	Sequoia Mortgage Trust, Ser 2018-CH4, Class A13, 144a, 4.500%, 10/25/48(B)(C)	130,507
1,542,608	Sequoia Mortgage Trust, Ser 2021-9, Class A1, 144a, 2.500%, 1/25/52(B)(C)	1,319,911
1,000,000	Towd Point Mortgage Trust, Ser 2017-1, Class B1, 144a, 3.768%, 10/25/56	931,428
800,000	Towd Point Mortgage Trust, Ser 2019-4, Class A2, 144a, 3.250%, 10/25/59	728,773
46,284	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	43,293
	Total Non-Agency Collateralized Mortgage Obligations	$17,053,316
	Agency Collateralized Mortgage Obligations — 4.0%
2,472,001	FHLMC REMIC, Ser 3331, Class PE, 6.000%, 6/15/37	2,674,479

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 4.0% (Continued)
$ 633,617	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	$ 661,765
885,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	700,774
2,850,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	2,306,717
128,607	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	138,033
12,786	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	12,536
402,217	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	393,983
1,800,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,597,832
2,500,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	2,083,189
47,676	FNMA Trust, Ser 2004-W15, Class 2AF, (1M LIBOR +0.250%), 1.874%, 8/25/44(B)	47,455
921,679	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	943,977
4,303,058	GNMA, Ser 2012-147, Class IO, 0.555%, 4/16/54(B)(C)(D)	62,721
1,893,150	GNMA, Ser 2016-113, Class IO, 1.091%, 2/16/58(B)(C)(D)	101,693
8,658,287	GNMA, Ser 2016-140, Class IO, 0.751%, 5/16/58(B)(C)(D)	345,271
	Total Agency Collateralized Mortgage Obligations	$12,070,425
	Sovereign Government Obligations — 3.5%
200,000	Angolan Government International Bond, 144a, 8.750%, 4/14/32	159,330
200,000	Angolan Government International Bond, 144a, 9.125%, 11/26/49	141,080
275,000	Angolan Government International Bond, 144a, 8.250%, 5/9/28	227,810
12,043	Argentine Republic Government International Bond, 1.000%, 7/9/29	2,738
242,500	Argentine Republic Government International Bond, 1.125%, 7/9/35(B)(C)	52,228
382,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	270,517
100,000	Bahamas Government International Bond, 144a, 8.950%, 10/15/32	69,405
200,000	Bahamas Government International Bond, 144a, 9.000%, 6/16/29	160,000
50,000	Banque Centrale de Tunisie International Bond, 8.250%, 9/19/27	30,713
368,000	Chile Government International Bond, 3.100%, 5/7/41	279,993
933,000	Chile Government International Bond, 3.100%, 1/22/61	630,793
200,000	Chile Government International Bond, 3.500%, 1/31/34	177,809
375,000	Colombia Government International Bond, 3.250%, 4/22/32	270,970
200,000	Colombia Government International Bond, 5.200%, 5/15/49	135,410
250,000	Colombia Government International Bond, 6.125%, 1/18/41	195,723
200,000	Dominican Republic International Bond, 144a, 5.500%, 2/22/29	173,833
200,000	Dominican Republic International Bond, 144a, 4.875%, 9/23/32	153,846
150,000	Dominican Republic International Bond, 144a, 5.950%, 1/25/27	143,196
100,000	Dominican Republic International Bond, 144a, 6.850%, 1/27/45	78,827
Principal Amount		Market Value
	Sovereign Government Obligations — 3.5% (Continued)
$ 247,150	Ecuador Government International Bond, 144a, 0.500%, 7/31/40(B)(C)	$ 100,564
372,885	Ecuador Government International Bond, 144a, 1.000%, 7/31/35(B)(C)	179,751
631,050	Ecuador Government International Bond, 144a, 5.000%, 7/31/30(B)(C)	406,252
350,000	Egypt Government International Bond, 144a, 5.750%, 5/29/24	311,738
200,000	Egypt Government International Bond, 144a, 5.800%, 9/30/27	140,732
585,000	Egypt Government International Bond, 144a, 5.875%, 2/16/31	362,891
200,000	Egypt Government International Bond, 144a, 7.500%, 1/31/27	155,516
200,000	Egypt Government International Bond, 144a, 7.500%, 2/16/61	110,838
200,000	Egypt Government International Bond, 144a, 8.150%, 11/20/59	115,288
25,000	El Salvador Government International Bond, 144a, 5.875%, 1/30/25	8,839
100,000	El Salvador Government International Bond, 144a, 6.375%, 1/18/27	33,402
100,000	El Salvador Government International Bond, 144a, 7.650%, 6/15/35	31,946
75,000	El Salvador Government International Bond, 144a, 8.625%, 2/28/29	24,491
585,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	284,193
200,000	Ghana Government International Bond, 144a, 8.950%, 3/26/51	93,900
200,000	Guatemala Government Bond, 144a, 6.125%, 6/1/50	167,161
200,000	Hungary Government International Bond, 144a, 5.500%, 6/16/34	193,760
300,000	Hungary Government International Bond, 144a, 3.125%, 9/21/51	197,606
200,000	Lebanese Republic Government International Bond, MTN, 6.650%, 2/26/30	12,040
1,173,000	Mexico Government International Bond, 3.771%, 5/24/61	746,626
225,000	Mexico Government International Bond, 4.280%, 8/14/41	175,688
200,000	Mexico Government International Bond, 4.400%, 2/12/52	148,350
200,000	Mexico Government International Bond, 4.750%, 4/27/32	191,060
200,000	Mongolia Government International Bond, 144a, 5.625%, 5/1/23	196,750
200,000	Morocco Government International Bond, 144a, 5.500%, 12/11/42	145,407
370,000	Nigeria Government International Bond, 144a, 7.625%, 11/28/47	221,075
200,000	Nigeria Government International Bond, 144a, 6.125%, 9/28/28	141,500
200,000	Nigeria Government International Bond, 144a, 7.875%, 2/16/32	138,700
200,000	Oman Government International Bond, 144a, 6.000%, 8/1/29	192,444
200,000	Oman Government International Bond, 144a, 6.500%, 3/8/47	167,528
200,000	Oman Government International Bond, 144a, 5.375%, 3/8/27	194,134
300,000	Pakistan Government International Bond, 144a, 7.875%, 3/31/36	179,244

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Sovereign Government Obligations — 3.5% (Continued)
$ 200,000	Papua New Guinea Government International Bond, 8.375%, 10/4/28	$ 172,007
216,000	Paraguay Government International Bond, 144a, 2.739%, 1/29/33	160,416
100,000	Paraguay Government International Bond, 144a, 5.600%, 3/13/48	78,804
100,000	Province of Santa Fe (Argentina), 144a, 7.000%, 3/23/23	94,300
200,000	Republic of Belarus International Bond, 144a, 6.875%, 2/28/23	35,000
200,000	Republic of South Africa Government International Bond, 5.750%, 9/30/49	136,402
360,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	259,782
200,000	Sri Lanka Government International Bond, 144a, 6.125%, 6/3/25	64,638
350,000	Turkey Government International Bond, 4.875%, 4/16/43	206,364
200,000	Turkey Government International Bond, 5.750%, 5/11/47	122,834
200,000	Ukraine Government International Bond, 7.750%, 9/1/26	52,000
400,000	Ukraine Government International Bond, 144a, 7.375%, 9/25/32	98,224
	Total Sovereign Government Obligations	$10,604,406
Shares
	Preferred Stocks — 1.0%
	Financials — 0.9%
21,266	Bank of America Corp., Ser NN, 4.375%(A)†	405,968
22,305	Bank of America Corp., Ser QQ, 4.250%(A)	412,643
32,075	JPMorgan Chase & Co., Ser JJ, 4.550%(A)†	629,311
23,122	JPMorgan Chase & Co., Ser MM, 4.200%(A)	428,682
8,077	US Bancorp, Ser L, 3.750%(A)	139,600
28,247	US Bancorp, Ser M, 4.000%(A)	524,264
8,981	Wells Fargo & Co., Ser AA, 4.700%(A)	173,603
13,426	Wells Fargo & Co., Ser DD, 4.250%(A)†	236,029
		2,950,100
	Real Estate — 0.1%
12,274	Public Storage REIT, Ser P, 4.000%(A)	224,246
	Total Preferred Stocks	$3,174,346
	Short-Term Investment Funds — 1.1%
1,405,309	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	1,405,309
2,126,466	Invesco Government & Agency Portfolio, Institutional Class, 1.38%∞Ω**	2,126,466
	Total Short-Term Investment Funds	$3,531,775
	Total Investment Securities—101.5% (Cost $345,787,604)	$310,653,885
	Liabilities in Excess of Other Assets — (1.5%)	(4,643,318)
	Net Assets — 100.0%	$306,010,567
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2022.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2022 was $2,082,170.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IO – Interest Only
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOC – State-Owned Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities were valued at $84,680,390 or 27.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$126,203,631	$—	$126,203,631
U.S. Treasury Obligations	—	61,206,732	—	61,206,732
Commercial Mortgage-Backed Securities	—	30,188,931	—	30,188,931
U.S. Government Mortgage-Backed Obligations	—	25,196,311	—	25,196,311
Asset-Backed Securities	—	21,424,012	—	21,424,012
Non-Agency Collateralized Mortgage Obligations	—	17,053,316	—	17,053,316
Agency Collateralized Mortgage Obligations	—	12,070,425	—	12,070,425
Sovereign Government Obligations	—	10,604,406	—	10,604,406
Preferred Stocks	3,174,346	—	—	3,174,346
Short-Term Investment Funds	3,531,775	—	—	3,531,775
Total	$6,706,121	$303,947,764	$—	$310,653,885
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Anti-Benchmark® International Core Equity Fund – June 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 97.5%
	Japan — 29.7%
	Communication Services — 2.0%
1,500	CyberAgent, Inc.	$ 15,028
4,700	Nexon Co. Ltd.	96,513
2,000	Square Enix Holdings Co. Ltd.	88,774
	Consumer Discretionary — 4.4%
8,500	Pan Pacific International Holdings Corp.	135,518
1,800	Shimamura Co. Ltd.	158,157
300	Shimano, Inc.	50,537
2,800	Skylark Holdings Co. Ltd.*	32,834
15,000	Yamada Holdings Co. Ltd.	53,942
	Consumer Staples — 9.0%
1,900	Kobayashi Pharmaceutical Co. Ltd.	117,669
11,000	Lion Corp.	121,782
1,500	MatsukiyoCocokara & Co.	60,659
1,500	MEIJI Holdings Co. Ltd.	73,707
1,000	Nissin Foods Holdings Co. Ltd.	69,071
7,100	Pigeon Corp.	97,685
3,600	Sundrug Co. Ltd.	80,509
4,800	Welcia Holdings Co. Ltd.	96,501
12,900	Yamazaki Baking Co. Ltd.	157,542
	Energy — 2.3%
700	Cosmo Energy Holdings Co. Ltd.	19,303
2,800	Idemitsu Kosan Co. Ltd.	66,888
8,600	Inpex Corp.	92,194
1,100	Iwatani Corp.	42,454
	Financials — 1.2%
7,500	Shinsei Bank Ltd.	113,018
	Health Care — 1.3%
3,000	Eisai Co. Ltd.	126,840
	Industrials — 3.9%
1,600	Hitachi Transport System Ltd.	101,106
1,000	Kawasaki Kisen Kaisha Ltd.	61,190
1,000	Kyushu Railway Co.	20,850
2,800	MonotaRO Co. Ltd.†	41,758
2,300	SG Holdings Co. Ltd.	38,893
2,400	West Japan Railway Co.	88,292
2,000	Yamato Holdings Co. Ltd.	32,006
	Information Technology — 0.5%
6,700	Ricoh Co. Ltd.	52,308
	Real Estate — 2.3%
77	GLP J-Reit	94,361
53	Nippon Prologis REIT, Inc.	130,537
	Utilities — 2.8%
5,100	Toho Gas Co. Ltd.	123,194
26,400	Tokyo Electric Power Co. Holdings, Inc.*	110,437
2,000	Tokyo Gas Co. Ltd.	41,448
	Total Japan	2,903,505
	Hong Kong — 8.7%
	Consumer Staples — 0.5%
57,000	WH Group Ltd., 144a	44,117
	Financials — 1.8%
5,600	Hang Seng Bank Ltd.	99,237
1,600	Hong Kong Exchanges & Clearing Ltd.	79,130
	Industrials — 2.4%
2,600	Jardine Matheson Holdings Ltd.	136,614
Shares		Market Value

	Hong Kong — (Continued)
	Industrials — (Continued)
118,000	Pacific Basin Shipping Ltd.	$ 45,366
20,000	Xinyi Glass Holdings, Ltd.	48,255
	Information Technology — 1.0%
11,900	ASM Pacific Technology Ltd.	101,284
	Real Estate — 1.9%
2,000	CK Asset Holdings Ltd.	14,211
11,000	Henderson Land Development Co. Ltd.	41,342
16,500	Link REIT	134,828
	Utilities — 1.1%
6,000	CK Infrastructure Holdings Ltd.	36,858
61,000	Hong Kong & China Gas Co. Ltd.	65,832
	Total Hong Kong	847,074
	United Kingdom — 8.6%
	Communication Services — 1.8%
26,521	BT Group PLC	60,276
12,341	Pearson PLC	113,011
	Consumer Staples — 3.1%
51,553	J Sainsbury PLC	128,298
8,115	Ocado Group PLC*	77,358
719	Reckitt Benckiser Group PLC	54,077
1,000	Unilever PLC	45,580
	Financials — 0.9%
7,806	Hiscox Ltd.	89,549
	Health Care — 1.5%
50,927	ConvaTec Group PLC, 144a	139,590
	Industrials — 0.8%
1,884	HomeServe PLC	26,879
16,264	Royal Mail PLC	53,727
	Information Technology — 0.5%
572	Endava PLC ADR*	50,491
	Total United Kingdom	838,836
	Denmark — 5.1%
	Health Care — 1.4%
784	Ascendis Pharma A/S ADR*	72,881
540	Coloplast A/S - Class B	61,700
	Industrials — 0.7%
3,390	Vestas Wind Systems A/S	72,078
	Materials — 1.9%
2,088	Chr Hansen Holding A/S	152,419
509	Novozymes A/S - Class B	30,633
	Utilities — 1.1%
1,036	Orsted AS, 144a	109,116
	Total Denmark	498,827
	Spain — 4.5%
	Communication Services — 1.4%
1,915	Cellnex Telecom SA, 144a	74,528
13,217	Telefonica SA	67,480
	Financials — 1.9%
36,080	Banco de Sabadell SA	28,930
16,163	Bankinter SA	101,097
14,870	CaixaBank SA	52,076

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 97.5% (Continued)
	Spain — (Continued)
	Health Care — 1.2%
6,026	Grifols SA	$ 114,279
	Total Spain	438,390
	Switzerland — 4.0%
	Communication Services — 1.5%
266	Swisscom AG	147,130
	Consumer Staples — 0.9%
9	Chocoladefabriken Lindt & Spruengli AG	91,639
	Health Care — 0.9%
247	Roche Holding AG	82,572
	Real Estate — 0.7%
626	PSP Swiss Property AG	69,695
	Total Switzerland	391,036
	Australia — 3.8%
	Consumer Discretionary — 1.1%
2,341	Domino's Pizza Enterprises Ltd.	110,041
	Consumer Staples — 1.1%
14,247	Treasury Wine Estates Ltd.	111,728
	Energy — 0.4%
1,675	Woodside Energy Group Ltd.*	36,814
	Health Care — 0.4%
2,214	Ansell Ltd.	34,031
	Materials — 0.8%
15,577	Evolution Mining Ltd.	25,452
2,882	Newcrest Mining Ltd.	41,057
2,856	Northern Star Resources Ltd.	13,397
	Total Australia	372,520
	Israel — 3.7%
	Financials — 1.5%
11,985	Bank Hapoalim BM	100,641
5,651	Bank Leumi Le-Israel BM	50,554
	Health Care — 0.9%
11,899	Teva Pharmaceutical Industries Ltd.*	90,074
	Information Technology — 0.8%
380	Nice Ltd.*	73,328
	Materials — 0.5%
5,036	ICL Group Ltd.	46,004
	Total Israel	360,601
	France — 3.6%
	Consumer Staples — 1.4%
7,511	Carrefour SA	133,330
	Health Care — 1.1%
1,111	BioMerieux	108,938
	Real Estate — 1.1%
893	Covivio REIT	49,890
2,966	Klepierre SA REIT	57,398
	Total France	349,556
	Norway — 3.2%
	Consumer Staples — 0.2%
882	Mowi ASA	20,169
	Energy — 3.0%
2,419	Aker BP ASA	83,777
Shares		Market Value

	Norway — (Continued)
	Energy — (Continued)
2,353	Aker BP ASA	$ 95,935
3,314	Equinor ASA	115,478
	Total Norway	315,359
	Finland — 3.2%
	Communication Services — 1.5%
2,670	Elisa Oyj	150,314
	Health Care — 1.7%
3,674	Orion Oyj - Class B	164,428
	Total Finland	314,742
	Germany — 3.2%
	Consumer Discretionary — 0.2%
14,505	TUI AG*	23,550
	Consumer Staples — 0.2%
550	HelloFresh SE*	17,944
	Health Care — 0.4%
728	Fresenius Medical Care AG & Co. KGaA	36,474
	Industrials — 1.6%
1,096	Knorr-Bremse AG	62,773
412	Rheinmetall AG	95,075
	Materials — 0.8%
3,168	K+S AG	77,102
	Total Germany	312,918
	Netherlands — 3.1%
	Communication Services — 1.2%
31,267	Koninklijke KPN NV	111,252
	Consumer Staples — 1.4%
5,272	Koninklijke Ahold Delhaize NV	137,225
	Financials — 0.3%
402	Euronext NV, 144a	32,969
	Materials — 0.2%
533	OCI NV	17,534
	Total Netherlands	298,980
	China — 3.0%
	Consumer Discretionary — 0.8%
40,400	Chow Tai Fook Jewellery Group Ltd.	76,311
	Consumer Staples — 1.5%
47,800	Budweiser Brewing Co. APAC Ltd., 144a	143,433
	Industrials — 0.7%
14,000	SITC International Holdings Co., Ltd.	39,819
47,200	Yangzijiang Shipbuilding Holdings Ltd.	31,606
	Total China	291,169
	Portugal — 2.0%
	Consumer Staples — 1.6%
7,338	Jeronimo Martins SGPS SA	159,076
	Energy — 0.4%
3,542	Galp Energia SGPS SA	41,445
	Total Portugal	200,521
	United States — 1.7%
	Energy — 0.2%
1,622	Tenaris SA	20,833

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 97.5% (Continued)
	United States — (Continued)
	Health Care — 1.5%
3,130	QIAGEN NV*	$ 147,167
	Total United States	168,000
	Belgium — 1.4%
	Health Care — 0.5%
608	UCB SA	51,522
	Materials — 0.9%
2,501	Umicore SA	87,670
	Total Belgium	139,192
	Ireland — 1.2%
	Consumer Staples — 1.2%
1,276	Kerry Group PLC - Class A	122,138
	Luxembourg — 1.1%
	Health Care — 1.1%
1,354	Eurofins Scientific SE	106,936
	New Zealand — 0.8%
	Health Care — 0.8%
6,180	Fisher & Paykel Healthcare Corp. Ltd.	76,989
	Singapore — 0.7%
	Real Estate — 0.7%
55,900	Suntec Real Estate Investment Trust REIT	65,220
	Sweden — 0.6%
	Consumer Staples — 0.5%
1,720	Essity AB	44,962
	Energy — 0.0%
2,474	Lundin Energy AB	1,682
	Industrials — 0.1%
343	Saab AB	14,184
	Total Sweden	60,828
	Jordan — 0.5%
	Health Care — 0.5%
2,522	Hikma Pharmaceuticals PLC	49,761
	Austria — 0.1%
	Utilities — 0.1%
121	Verbund AG	11,837
	United Arab Emirates — 0.0%
	Health Care — 0.0%
15,156	NMC Health PLC(A)	0
	Total Common Stocks	$9,534,935
Shares		Market Value
	Short-Term Investment Funds — 2.1%
159,909	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	$ 159,909
42,883	Invesco Government & Agency Portfolio, Institutional Class, 1.38%∞Ω**	42,883
	Total Short-Term Investment Funds	$202,792
	Total Investment Securities — 99.6% (Cost $10,483,935)	$9,737,727
	Other Assets in Excess of Liabilities — 0.4%	37,704
	Net Assets — 100.0%	$9,775,431
(A)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2022 was $41,341.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities were valued at $543,753 or 5.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$157,542	$2,745,963	$—	$2,903,505
Hong Kong	—	847,074	—	847,074
United Kingdom	166,919	671,917	—	838,836
Denmark	72,881	425,946	—	498,827
Spain	—	438,390	—	438,390
Switzerland	—	391,036	—	391,036
Australia	—	372,520	—	372,520
Israel	—	360,601	—	360,601
France	—	349,556	—	349,556
Norway	—	315,359	—	315,359
Finland	—	314,742	—	314,742
Germany	—	312,918	—	312,918
Netherlands	—	298,980	—	298,980
China	—	291,169	—	291,169
Portugal	—	200,521	—	200,521
United States	—	168,000	—	168,000
Belgium	—	139,192	—	139,192
Ireland	122,138	—	—	122,138
Luxembourg	—	106,936	—	106,936
New Zealand	—	76,989	—	76,989
Singapore	—	65,220	—	65,220
Sweden	—	60,828	—	60,828
Jordan	—	49,761	—	49,761
Austria	11,837	—	—	11,837
United Arab Emirates	—	—	0	0
Short-Term Investment Funds	202,792	—	—	202,792
Total	$734,109	$9,003,618	$0	$9,737,727
Measurements Using Unobservable Inputs (Level 3)
Assets	Common Stocks
Beginning balance, September 30, 2021	$0
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Ending balance, June 30, 2022	$0
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at June 30, 2022	$—
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ares Credit Opportunities Fund (formerly Touchstone Credit Opportunities Fund) – June 30, 2022 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 67.3%
	Energy — 11.2%
$ 341,000	Antero Resources Corp., 144a, 7.625%, 2/1/29	$ 346,889
2,367,000	Apache Corp., 5.100%, 9/1/40	1,998,647
2,334,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	2,066,290
88,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 5.875%, 6/30/29	77,440
190,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	176,700
187,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 8.250%, 12/31/28	178,171
2,399,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	2,294,548
160,000	Cheniere Energy Partners LP, 144a, 3.250%, 1/31/32	126,000
239,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	203,222
382,000	Cheniere Energy Partners LP, 4.500%, 10/1/29	340,920
1,722,000	Citgo Holding, Inc., 144a, 9.250%, 8/1/24	1,666,035
1,210,000	CITGO Petroleum Corp., 144a, 6.375%, 6/15/26	1,117,036
446,000	CrownRock LP / CrownRock Finance, Inc., 144a, 5.625%, 10/15/25	419,240
320,000	Cullinan Holdco Scsp (Luxembourg), 4.625%, 10/15/26	270,265
480,000	Cullinan Holdco Scsp (Luxembourg), 144a, 4.625%, 10/15/26	405,398
968,000	EnLink Midstream LLC, 5.375%, 6/1/29	847,078
489,000	Enviva Partners LP / Enviva Partners Finance Corp., 144a, 6.500%, 1/15/26	472,496
2,716,000	EQM Midstream Partners LP, 6.500%, 7/15/48	2,064,160
810,000	EQT Corp., 7.500%, 2/1/30	864,651
1,477,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	1,399,457
2,633,000	ITT Holdings LLC, 144a, 6.500%, 8/1/29	2,106,400
1,577,000	Moss Creek Resources Holdings, Inc., 144a, 7.500%, 1/15/26	1,400,415
36,000	Moss Creek Resources Holdings, Inc., 144a, 10.500%, 5/15/27	34,020
2,235,000	New Fortress Energy, Inc., 144a, 6.500%, 9/30/26	2,023,130
461,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.125%, 3/1/25†	345,750
1,741,000	NGL Energy Partners LP / NGL Energy Finance Corp., 7.500%, 11/1/23†	1,575,605
475,000	Occidental Petroleum Corp., 6.450%, 9/15/36	486,875
85,000	Occidental Petroleum Corp., 8.000%, 7/15/25	89,463
1,253,426	Rockcliff Energy II LLC, 144a, 5.500%, 10/15/29	1,140,618
672,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 4/15/25	525,840
924,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	766,920
645,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 9/1/31	532,125
1,957,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	1,772,533
1,817,000	Western Midstream Operating LP, 5.750%, 2/1/50	1,460,608
		31,594,945
	Communication Services — 10.2%
2,682,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	2,134,012
1,640,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	1,365,051
1,281,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	975,211
2,968,000	Avaya, Inc., 144a, 6.125%, 9/15/28	1,936,620
72,000	Belo Corp., 7.250%, 9/15/27	70,560
500,000	Belo Corp., 7.750%, 6/1/27	495,000
675,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	550,125
Principal Amount		Market Value

	Communication Services — (Continued)
$ 310,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.000%, 2/1/28	$ 285,327
2,085,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30	1,734,025
460,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	434,125
1,737,000	CommScope, Inc., 144a, 8.250%, 3/1/27	1,373,098
310,000	CommScope, Inc., 144a, 6.000%, 3/1/26	284,963
300,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	221,793
76,000	CSC Holdings LLC, 144a, 4.500%, 11/15/31	58,421
950,000	CSC Holdings LLC, 144a, 6.500%, 2/1/29	855,143
430,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	288,100
890,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	647,475
980,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	245,000
1,000,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 144a, 6.625%, 8/15/27	120,000
940,000	DISH DBS Corp., 5.125%, 6/1/29	567,924
496,000	DISH DBS Corp., 7.750%, 7/1/26	388,120
250,000	DKT Finance ApS (Denmark), 7.000%, 6/17/23	248,888
650,000	DKT Finance ApS (Denmark), 144a, 7.000%, 6/17/23	647,109
158,000	Gray Escrow II, Inc., 144a, 5.375%, 11/15/31	126,598
1,114,000	Gray Television, Inc., 144a, 4.750%, 10/15/30	877,275
600,000	Level 3 Financing, Inc., 144a, 3.625%, 1/15/29	462,610
273,000	Level 3 Financing, Inc., 144a, 4.250%, 7/1/28	220,617
411,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27	350,378
1,379,000	Lumen Technologies, Inc., 144a, 4.000%, 2/15/27	1,167,850
565,000	Lumen Technologies, Inc., 144a, 5.125%, 12/15/26	475,628
1,781,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	1,527,207
132,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	120,450
1,461,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	1,212,630
1,197,000	Sirius XM Radio, Inc., 144a, 4.000%, 7/15/28	1,035,405
934,000	Sirius XM Radio, Inc., 144a, 4.125%, 7/1/30	780,114
20,000	Sirius XM Radio, Inc., 144a, 5.000%, 8/1/27	18,502
240,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	218,700
491,000	TEGNA, Inc., 4.625%, 3/15/28	460,548
1,400,000	Telenet Finance Luxembourg Notes Sarl (Belgium), 144a, 5.500%, 3/1/28	1,235,360
1,755,000	Telesat Canada / Telesat LLC (Canada), 144a, 5.625%, 12/6/26	1,109,119
515,000	Telesat Canada / Telesat LLC (Canada), 144a, 6.500%, 10/15/27	216,390
132,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	104,610
131,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	107,646
910,000	Virgin Media Vendor Financing Notes IV DAC (Ireland), 144a, 5.000%, 7/15/28	752,997
400,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	321,500
		28,828,224
	Consumer Discretionary — 9.1%
416,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	380,484
152,594	American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 144a, 5.750%, 4/20/29	130,615
565,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	490,138
1,255,000	Asbury Automotive Group, Inc., 144a, 4.625%, 11/15/29	1,036,944
1,291,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 4.625%, 8/1/29	968,250
653,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 6.625%, 1/15/28	555,050

Touchstone Ares Credit Opportunities Fund (formerly Touchstone Credit Opportunities Fund) (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 67.3% (Continued)
	Consumer Discretionary — (Continued)
$ 28,000	Bath & Body Works, Inc., 6.694%, 1/15/27	$ 26,175
300,000	Bath & Body Works, Inc., 6.750%, 7/1/36	240,363
961,000	Bath & Body Works, Inc., 6.875%, 11/1/35	772,702
92,000	Bath & Body Works, Inc., 7.500%, 6/15/29	83,725
250,000	Boyd Gaming Corp., 4.750%, 12/1/27	226,863
625,000	Boyne USA, Inc., 144a, 4.750%, 5/15/29	541,212
580,000	Caesars Entertainment, Inc., 144a, 8.125%, 7/1/27	560,425
982,000	Carvana Co., 144a, 4.875%, 9/1/29	558,433
608,000	Carvana Co., 144a, 5.500%, 4/15/27	390,794
233,000	Carvana Co., 144a, 5.875%, 10/1/28	147,935
555,000	Carvana Co., 144a, 10.250%, 5/1/30†	447,263
463,000	Century Communities, Inc., 144a, 3.875%, 8/15/29	362,159
179,000	Century Communities, Inc., 6.750%, 6/1/27	170,721
125,000	Clarios Global LP, 144a, 6.750%, 5/15/25	123,806
700,000	Clarios Global LP / Clarios US Finance Co., 144a, 8.500%, 5/15/27	676,532
364,000	Clarios Global LP / Clarios US Finance Co., 144a, 6.250%, 5/15/26	350,350
148,000	Dana, Inc., 4.250%, 9/1/30	114,878
147,000	Dana, Inc., 5.375%, 11/15/27	127,282
333,000	Dana, Inc., 5.625%, 6/15/28	286,632
11,000	Ford Motor Credit Co. LLC, 3.810%, 1/9/24	10,672
610,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	518,500
1,227,000	Ford Motor Credit Co. LLC, 4.063%, 11/1/24	1,160,627
462,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	406,791
55,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	52,773
750,000	Hanesbrands, Inc., 144a, 4.875%, 5/15/26	694,695
1,733,000	Hanesbrands, Inc., 144a, 4.625%, 5/15/24	1,696,451
1,859,231	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144a, 5.750%, 1/20/26	1,654,158
320,000	Lithia Motors, Inc., 144a, 3.875%, 6/1/29	271,802
1,041,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	887,452
934,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27	835,986
217,000	Live Nation Entertainment, Inc., 144a, 4.875%, 11/1/24	207,235
204,000	Live Nation Entertainment, Inc., 144a, 5.625%, 3/15/26	193,800
622,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	515,582
1,797,000	Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 144a, 8.500%, 11/15/27	1,886,850
1,675,000	Six Flags Entertainment Corp., 144a, 4.875%, 7/31/24	1,591,250
115,000	Six Flags Theme Parks, Inc., 144a, 7.000%, 7/1/25	116,418
177,000	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144a, 8.000%, 9/20/25	181,650
610,000	SRS Distribution, Inc., 144a, 6.000%, 12/1/29	478,990
1,043,000	Station Casinos LLC, 144a, 4.500%, 2/15/28	880,928
600,000	Stonegate Pub Co. Financing 2019 PLC (United Kingdom), 144a, 8.250%, 7/31/25	667,018
845,000	United Airlines, Inc., 144a, 4.375%, 4/15/26	754,162
208,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	175,110
		25,608,631
	Industrials — 8.1%
1,511,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 4.125%, 8/15/26	1,280,361
417,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 4/30/25	385,173
2,292,983	Artera Services LLC, 144a, 9.033%, 12/4/25	1,847,686
630,000	BWX Technologies, Inc., 144a, 4.125%, 4/15/29	552,825
758,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	674,620
1,235,000	Cargo Aircraft Management, Inc., 144a, 4.750%, 2/1/28	1,126,246
2,829,676	CP Atlas Buyer, Inc., 144a, 7.000%, 12/1/28	2,043,535
958,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	821,485
142,000	GFL Environmental, Inc. (Canada), 144a, 3.750%, 8/1/25	131,705
Principal Amount		Market Value

	Industrials — (Continued)
$2,192,271	GFL Environmental, Inc. (Canada), 144a, 4.375%, 8/15/29	$ 1,764,778
3,068,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	2,481,245
2,614,000	Mauser Packaging Solutions Holding Co., 144a, 7.250%, 4/15/25	2,280,715
1,818,000	OI European Group BV, 144a, 4.750%, 2/15/30	1,522,575
529,000	Owens-Brockway Glass Container, Inc., 144a, 5.375%, 1/15/25	497,260
51,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	47,598
600,000	Schenck Process Holding GmbH/Darmstadt (Germany), 144a, 5.375%, 6/15/23	604,914
723,000	Sensata Technologies, Inc., 144a, 3.750%, 2/15/31	579,456
397,000	Sensata Technologies, Inc., 144a, 4.375%, 2/15/30	337,232
458,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	399,605
1,000,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	964,700
175,000	TransDigm, Inc., 144a, 8.000%, 12/15/25	176,969
346,000	Trident TPI Holdings, Inc., 144a, 9.250%, 8/1/24	316,535
2,404,000	Tutor Perini Corp., 144a, 6.875%, 5/1/25†	1,964,693
		22,801,911
	Consumer Staples — 5.4%
484,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	414,551
405,000	Bath & Body Works, Inc., 144a, 6.625%, 10/1/30	346,408
638,000	BCPE Ulysses Intermediate, Inc., 144a, 7.750%, 4/1/27(A)	392,370
219,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	185,055
226,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 7.500%, 4/15/25	207,555
1,595,000	eG Global Finance PLC (United Kingdom), 144a, 6.750%, 2/7/25	1,503,901
385,455	eG Global Finance PLC (United Kingdom), 144a, 8.500%, 10/30/25	373,409
663,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	628,712
2,570,000	Korn Ferry, 144a, 4.625%, 12/15/27	2,306,575
1,907,000	LBM Acquisition LLC, 144a, 6.250%, 1/15/29	1,227,754
1,407,000	LCM Investments Holdings II LLC, 144a, 4.875%, 5/1/29	1,070,868
894,000	Legacy LifePoint Health LLC, 144a, 4.375%, 2/15/27	765,997
792,000	Paysafe Finance PLC / Paysafe Holdings US Corp., 144a, 4.000%, 6/15/29	570,935
2,203,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 144a, 6.375%, 9/30/26	1,790,987
760,000	SRS Distribution, Inc., 144a, 4.625%, 7/1/28	665,000
364,000	SRS Distribution, Inc., 144a, 6.125%, 7/1/29	286,995
1,832,000	Team Health Holdings, Inc., 144a, 6.375%, 2/1/25	1,280,021
1,326,000	Wolverine World Wide, Inc., 144a, 4.000%, 8/15/29	1,063,903
		15,080,996
	Financials — 5.3%
2,251,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 4.250%, 2/15/29	1,819,741
575,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 10.125%, 8/1/26	558,440
652,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 6.750%, 10/15/27	578,572
479,000	LPL Holdings, Inc., 144a, 4.375%, 5/15/31	409,250
2,126,000	LPL Holdings, Inc., 144a, 4.625%, 11/15/27	1,985,235
657,441	Midcap Financial Issuer Trust, 144a, 5.625%, 1/15/30	512,955
1,944,000	Midcap Financial Issuer Trust, 144a, 6.500%, 5/1/28	1,671,840
435,000	Nationstar Mortgage Holdings, Inc., 144a, 5.500%, 8/15/28	348,951

Touchstone Ares Credit Opportunities Fund (formerly Touchstone Credit Opportunities Fund) (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 67.3% (Continued)
	Financials — (Continued)
$ 300,000	Navient Corp., 4.875%, 3/15/28	$ 233,594
1,394,000	Navient Corp., 5.000%, 3/15/27	1,149,693
490,000	NFP Corp., 144a, 4.875%, 8/15/28	419,670
392,000	OneMain Finance Corp., 3.875%, 9/15/28	299,880
1,690,000	OneMain Finance Corp., 4.000%, 9/15/30	1,251,124
2,475,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 144a, 3.625%, 3/1/29	1,946,142
2,152,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. (Switzerland), 144a, 6.375%, 2/1/30	1,721,600
		14,906,687
	Materials — 4.2%
1,289,636	ASP Unifrax Holdings, Inc., 144a, 5.250%, 9/30/28	1,028,994
1,410,000	Chemours Co. (The), 144a, 4.625%, 11/15/29	1,108,937
1,200,000	Chemours Co. (The), 144a, 5.750%, 11/15/28	1,022,676
272,000	First Quantum Minerals Ltd. (Zambia), 144a, 7.500%, 4/1/25	257,166
1,760,000	First Quantum Minerals Ltd. (Zambia), 144a, 6.500%, 3/1/24	1,692,077
417,000	Freeport-McMoRan, Inc., 4.625%, 8/1/30	386,884
300,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	297,660
597,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34	582,618
63,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43	58,278
601,000	SCIH Salt Holdings, Inc., 144a, 4.875%, 5/1/28	498,902
1,956,000	SCIH Salt Holdings, Inc., 144a, 6.625%, 5/1/29†	1,537,276
1,462,000	Tronox, Inc., 144a, 4.625%, 3/15/29	1,176,605
2,480,000	Venator Finance Sarl / Venator Materials LLC, 144a, 5.750%, 7/15/25	1,986,028
215,000	Venator Finance Sarl / Venator Materials LLC, 144a, 9.500%, 7/1/25	215,000
		11,849,101
	Health Care — 4.2%
2,242,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	2,031,162
2,586,000	Air Methods Corp., 144a, 8.000%, 5/15/25†	1,693,830
2,509,000	Global Medical Response, Inc., 144a, 6.500%, 10/1/25	2,235,469
244,000	HCA, Inc., 5.625%, 9/1/28	240,022
1,000,000	IQVIA, Inc., 144a, 2.875%, 6/15/28	890,386
1,644,000	LifePoint Health, Inc., 144a, 5.375%, 1/15/29	1,219,586
1,920,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	1,717,070
2,008,000	Syneos Health, Inc., 144a, 3.625%, 1/15/29	1,700,179
		11,727,704
	Real Estate — 3.6%
2,467,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 4.500%, 4/1/27	2,045,761
215,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	195,461
834,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.375%, 6/15/26	717,240
875,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.750%, 9/15/30	697,813
1,386,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 6.000%, 4/15/25	1,327,095
390,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	334,156
531,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	475,554
1,105,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	960,681
1,111,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	896,876
963,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.750%, 6/15/29	740,908
1,810,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	1,592,026
Principal Amount		Market Value

	Real Estate — (Continued)
$ 201,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.125%, 8/15/30	$ 173,447
46,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	41,122
		10,198,140
	Information Technology — 3.4%
1,785,000	Ahead DB Holdings LLC, 144a, 6.625%, 5/1/28	1,479,372
751,000	Condor Merger Sub, Inc., 144a, 7.375%, 2/15/30	613,473
1,864,000	II-VI, Inc., 144a, 5.000%, 12/15/29	1,626,340
1,481,000	PTC, Inc., 144a, 4.000%, 2/15/28	1,336,914
1,787,000	Science Applications International Corp., 144a, 4.875%, 4/1/28	1,666,377
440,000	Seagate HDD Cayman, 3.125%, 7/15/29	348,586
746,000	Seagate HDD Cayman, 3.375%, 7/15/31	579,769
500,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	466,250
1,651,000	Synaptics, Inc., 144a, 4.000%, 6/15/29	1,340,579
		9,457,660
	Utilities — 2.6%
2,534,000	Calpine Corp., 144a, 4.500%, 2/15/28	2,298,696
1,492,000	NRG Energy, Inc., 144a, 3.625%, 2/15/31	1,169,713
160,000	NRG Energy, Inc., 144a, 3.875%, 2/15/32	127,085
88,000	NRG Energy, Inc., 6.625%, 1/15/27	86,185
1,249,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	1,094,124
1,000,000	Vistra Operations Co. LLC, 144a, 5.000%, 7/31/27	906,250
1,350,000	Vistra Operations Co. LLC, 144a, 5.625%, 2/15/27	1,265,720
268,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29	243,212
		7,190,985
	Total Corporate Bonds	$189,244,984
	Bank Loans — 19.1%(B)
	Consumer Discretionary — 4.5%
850,951	Alpha Topco Limited - Delta 2 (Lux) Sarl, 2018 Incremental New Facility B3 Loan, (1M LIBOR + 2.500%), 4.166%, 2/01/24	827,975
505,000	American Airlines Inc., Initial Term Loan, (3M LIBOR + 4.750%), 5.813%, 4/20/28	480,831
596,904	Aramark Services Inc., US Term B-3 Loan, (1M LIBOR + 1.750%), 3.416%, 3/11/25	571,685
981,183	Brightview Landscapes LLC, Initial Term Loan, 4.775%, 4/20/29	932,124
1,771,480	Caesars Resort Collection LLC, Term B Loan, (1M LIBOR + 2.750%), 4.416%, 12/23/24	1,702,463
830,213	Caesars Resort Collection LLC, Term B-1 Loan, (1M LIBOR + 3.500%), 5.166%, 7/21/25	798,457
2,267,579	ClubCorp Holdings Inc., First Lien Term B Loan, (3M LIBOR + 2.750%), 5.000%, 9/18/24	2,084,155
635,000	Delta Air Lines Inc., Initial Term Loan, (3M LIBOR + 3.750%), 4.750%, 10/20/27	630,434
1,141,600	Enterprise Development Authority, Term B Loan, (1M LIBOR + 4.250%), 5.916%, 2/28/28(C)	1,085,947
544,500	Hayward Industries Inc., First Lien Initial Term Loan, (1M LIBOR + 2.500%), 4.166%, 5/30/28	517,106
573,624	LBM Acquisition LLC, First Lien Initial Term Loan, (1M LIBOR + 3.750%), 5.537%, 12/17/27	468,759
399,425	Station Casinos LLC, Term B-1 Facility Loan, (1M LIBOR + 2.250%), 3.920%, 2/08/27	374,904
972,688	United AirLines, Inc., Class B Term Loan, (1M LIBOR + 3.750%), 5.392%, 4/21/28	901,565

Touchstone Ares Credit Opportunities Fund (formerly Touchstone Credit Opportunities Fund) (Unaudited) (Continued)
Principal Amount		Market Value
	Bank Loans — 19.1%(B) (Continued)
	Consumer Discretionary — (Continued)
$ 873,289	Whatabrands LLC, Initial Term B Loan, (1M LIBOR + 3.250%), 4.916%, 8/03/28	$ 816,525
388,743	William Morris Endeavor Entertainment LLC, New Term Loan B-1, (1M LIBOR + 2.750%), 4.420%, 5/18/25	364,863
		12,557,793
	Health Care — 3.0%
987,500	AlixPartners LLP, Initial Dollar Term Loan, (1M LIBOR + 2.750%), 4.416%, 2/04/28	936,733
627,053	Avantor Funding Inc., Incremental B-5 Dollar Term Loan, (1M LIBOR + 2.250%), 3.310%, 11/08/27	601,482
579,000	Belron Finance US LLC, First Incremental Loan, (3M LIBOR + 2.250%), 3.688%, 11/13/25	558,735
807,907	Change Healthcare Holdings LLC, Closing Date Term Loan, (3M LIBOR + 2.500%), 3.500%, 3/01/24	784,582
739,884	Elanco Animal Health Inc., Term Loan, (1M LIBOR + 1.750%), 2.812%, 8/01/27	697,341
709,782	EyeCare Partners LLC, First Lien Initial Term Loan, (3M LIBOR + 3.750%), 6.000%, 2/18/27	654,774
637,000	Froneri US Inc., Facility B2, (1M LIBOR + 2.250%), 3.916%, 1/29/27	584,715
685,167	Gainwell Acquisition Corp, Term B Loan, (3M LIBOR + 4.000%), 5.006%, 10/01/27	646,627
870,329	Organon & Co, Senior Secured Dollar Term Loan, (3M LIBOR + 3.000%), 4.798%, 6/02/28	835,881
375,250	Packaging Coordinators Midco Inc., First Lien Term B Loan, (3M LIBOR + 3.750%), 4.506%, 11/30/27	353,831
977,625	Sunshine Luxembourg VII SARL, Term Loan B3 (USD), (3M LIBOR + 3.750%), 6.000%, 10/01/26	902,553
705,180	Surgery Center Holdings, Inc., 2021 New Term Loan, (1M LIBOR + 3.750%), 4.950%, 8/31/26	655,598
403,342	Trans Union LLC, Term B-5 Loan, (1M LIBOR + 1.750%), 3.416%, 11/16/26	379,815
		8,592,667
	Information Technology — 3.0%
1,700,000	Applied Systems Inc., Term B Loan, (1M LIBOR + 3.250%), 5.150%, 9/19/24	1,627,750
985,546	Dun & Bradstreet Corporation (The), Term Loan B, (1M LIBOR + 3.250%), 4.874%, 2/06/26	927,951
377,663	Epicor Software Corporation, Term C Loan, (1M LIBOR + 3.250%), 5.037%, 7/30/27	355,646
2,640,393	Hyland Software Inc., 2018 Refinancing Term Loan, (1M LIBOR + 3.500%), 5.166%, 7/01/24	2,542,118
470,800	Hyland Software Inc., 2021-1 Incremental Term Facility, (1M LIBOR + 6.250%), 7.916%, 7/07/25	460,598
517,216	Quest Software, Inc., Second Lien Initial Term Loan, (3M SOFR + 7.650%), 8.724%, 2/01/30	460,968
230,958	SS&C Technologies Inc., Term B-3 Loan, (1M LIBOR + 1.750%), 3.416%, 4/16/25	218,978
187,488	SS&C Technologies Inc., Term B-4 Loan, (1M LIBOR + 1.750%), 3.416%, 4/16/25	177,763
729,684	SS&C Technologies Inc., Term B-5 Loan, (1M LIBOR + 1.750%), 3.416%, 4/16/25	691,835
958,440	Tempo Acquisition LLC, Additional Initial Term B-1 Loan, 4.525%, 8/31/28	906,924
		8,370,531
	Communication Services — 3.0%
603,900	Cable One Inc., Incremental Term B-4 Loan, (1M LIBOR + 2.000%), 3.060%, 5/03/28	579,744
186,710	Charter Communications Operating LLC, Term Loan B2, (1M LIBOR + 1.750%), 3.420%, 2/01/27	177,608
Principal Amount		Market Value

	Communication Services — (Continued)
$ 485,094	CSC Holdings LLC, 2017 Refinancing Term Loan, (1M LIBOR + 2.250%), 3.574%, 7/17/25	$ 450,167
896,443	Delta TopCo Inc., Second Lien Initial Term Loan, (6M LIBOR + 7.250%), 9.336%, 12/01/28	761,977
30,871	Diamond Sports Group LLC, Term Loan, (1M LIBOR + 8.000%), 9.181%, 5/25/26	30,665
619,288	E.W. Scripps Company, The, Tranche B-2 Term Loan, (1M LIBOR + 2.563%), 4.229%, 5/01/26	591,575
384,909	Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-2 Term Loan, (1M LIBOR + 1.750%), 3.416%, 2/15/24	371,368
1,007,627	Gray Television Inc., Term C Loan, (1M LIBOR + 2.500%), 3.562%, 1/02/26	969,085
465,942	MH Sub I, LLC, 2020 June New Term Loan, (1M LIBOR + 3.750%), 5.416%, 9/13/24	437,869
510,595	NEP Group Inc., First Lien Initial Dollar Term Loan, (1M LIBOR + 3.250%), 4.916%, 10/20/25	473,393
325,349	Nexstar Broadcasting Inc., Term B-4 Loan, (1M LIBOR + 2.500%), 4.166%, 9/18/26	320,017
974,853	Numericable U.S. LLC, USD TLB-12 Term Loan, (3M LIBOR + 3.688%), 4.732%, 1/31/26	884,679
905,450	Proofpoint Inc., Initial Term Loan, 5.037%, 8/31/28(C)	839,479
370,000	Telenet Financing USD LLC, Term Loan AR Facility, (1M LIBOR + 2.000%), 3.324%, 4/28/28	341,632
715,000	UPC Financing Partnership, Facility AX, (1M LIBOR + 3.000%), 4.324%, 1/31/29	678,056
480,000	Virgin Media Bristol LLC, Facility Q Advance, (1M LIBOR + 3.250%), 4.574%, 1/31/29	458,827
		8,366,141
	Financials — 2.2%
648,093	Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan, (1M LIBOR + 3.750%), 5.275%, 4/09/27	605,157
801,677	HighTower Holding LLC, Initial Term Loan, (3M LIBOR + 4.000%), 4.750%, 4/21/28	742,890
948,063	HUB International Ltd, Initial Term Loan, (3M LIBOR + 3.000%), 3.125%, 4/25/25	895,824
658,208	NFP Corp, Closing Date Term Loan, (1M LIBOR + 3.250%), 4.916%, 2/15/27	606,868
1,132,028	Sedgwick Claims Management Services Inc., Term Loan, (1M LIBOR + 3.250%), 4.916%, 12/31/25	1,060,710
2,318,007	USI Inc., Term Loan B, (3M LIBOR + 3.000%), 5.250%, 5/16/24	2,218,055
		6,129,504
	Energy — 1.5%
2,403,599	Gulf Finance LLC, (1M LIBOR + 6.750%), 7.870%, 8/25/26	1,768,160
852,145	PES Holdings LLC, Tranche C Loan Non-PIK, (3M PRIME + 6.990%), 6.311%, 12/31/22	26,630
261,140	Traverse Midstream Partners LLC, (3M Term SOFR + 4.250%), 5.737%, 9/27/24	248,519
560,000	Traverse Midstream Partners LLC, Advance, (1M LIBOR + 5.500%), 5.384%, 9/27/24	532,935
1,717,714	Woodford Express LLC, Initial Term Loan, (3M LIBOR + 5.000%), 7.250%, 1/27/25	1,676,918
		4,253,162
	Industrials — 1.1%
439,528	CP Atlas Buyer Inc., Term B Loan, (3M LIBOR + 3.750%), 4.250%, 11/23/27	384,771
845,968	Transdigm Inc., Tranche F Refinancing Term Loan, (1M LIBOR + 2.250%), 3.916%, 12/09/25	800,378

Touchstone Ares Credit Opportunities Fund (formerly Touchstone Credit Opportunities Fund) (Unaudited) (Continued)
Principal Amount		Market Value
	Bank Loans — 19.1%(B) (Continued)
	Industrials — (Continued)
$ 712,407	Vertical Midco Gmbh, Term Loan B, (3M LIBOR + 3.500%), 4.019%, 7/30/27	$ 665,659
1,492,986	Wilsonart LLC, Tranche E Term Loan, (3M LIBOR + 3.250%), 5.510%, 12/31/26	1,318,501
		3,169,309
	Consumer Staples — 0.4%
1,207,545	IRB Holding Corp., (1M LIBOR + 2.750%), 4.416%, 2/05/25	1,142,640
	Materials — 0.4%
500,078	BWay Holding Company, Initial Term Loan, (3M LIBOR + 3.250%), 4.781%, 4/03/24	469,343
452,464	Tronox Finance LLC, First Lien Term Loan B, (3M LIBOR + 2.250%), 4.500%, 3/10/28	429,841
257,198	Venator Finance Sarl, (1M LIBOR + 3.000%), 4.060%, 8/08/24	241,124
		1,140,308
	Total Bank Loans	$53,722,055
	Asset-Backed Securities — 9.0%
1,000,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class ER, 144a, (3M LIBOR +6.200%), 7.244%, 10/17/34(D)	851,569
575,000	AIMCO CLO 16 Ltd. (Cayman Islands), Ser 2021-16A, Class SUB, 144a, 1/17/35(D)(E)	443,109
340,000	Atrium XV (Cayman Islands), Ser 15A, Class SUB, 144a, 1/23/31(D)(E)	191,311
1,250,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2019-2A, Class ER, 144a, (3M LIBOR +6.320%), 7.364%, 10/17/32(D)	1,085,391
620,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2021-2A, Class SUB, 144a, 7/16/34(D)(E)	379,648
850,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2022-1A, Class SUB, 144a, 4/18/35(D)(E)	663,845
1,000,000	Barings CLO Ltd. (Cayman Islands), Ser 2021-2A, Class SUB, 144a, 7/15/34(D)(E)	837,194
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-10A, Class E, 144a, (3M LIBOR +6.500%), 7.563%, 10/20/34(D)	894,916
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-11A, Class E, 144a, (3M LIBOR +6.400%), 6.653%, 1/25/33(D)	895,453
500,000	Cedar Funding IV CLO Ltd. (Cayman Islands), Ser 2014-4A, Class ERR, 144a, (3M LIBOR +6.610%), 7.794%, 7/23/34(D)	436,982
1,500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2015-4A, Class SUB, 144a, 4/20/34(D)(E)	618,550
1,000,000	CIFC Funding Ltd., Ser 2019-4A, Class DR, 144a, (3M LIBOR +6.600%), 7.644%, 10/15/34(D)	900,472
500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2020-3A, Class SUB, 144a, 10/20/34(D)(E)	414,743
1,000,000	CIFC Funding Ltd. (Cayman Islands), Ser 2021-7A, Class E, 144a, (3M LIBOR +6.350%), 7.534%, 1/23/35(D)	885,000
250,000	Dryden 45 Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class ER, 144a, (3M LIBOR +5.850%), 6.894%, 10/15/30(D)	216,133
250,000	Dryden 57 CLO Ltd. (Cayman Islands), Ser 2018-57A, Class E, 144a, (3M LIBOR +5.200%), 6.611%, 5/15/31(D)	212,197
1,000,000	Dryden 76 CLO Ltd. (Cayman Islands), Ser 2019-76A, Class ER, 144a, (3M LIBOR +6.500%), 7.563%, 10/20/34(D)	888,677
Principal Amount		Market Value
	Asset-Backed Securities — 9.0% (Continued)
$ 250,000	Dryden 78 CLO Ltd. (Cayman Islands), Ser 2020-78A, Class SUB, 144a, 4/17/33(D)(E)	$ 172,060
650,000	Dryden 98 CLO Ltd. (Cayman Islands), Ser 2022-98X, Class SUB, 4/20/35(E)	528,490
250,000	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class F1, 144a, (3M LIBOR +8.000%), 9.063%, 1/20/34(D)	224,221
588,235	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 1/20/34(D)(E)	425,396
1,000,000	Fillmore Park CLO Ltd. (Cayman Islands), Ser 2018-1A, Class E, 144a, (3M LIBOR +5.400%), 6.444%, 7/15/30(D)	881,570
1,000,000	ICG US CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/17/34(D)(E)	660,921
750,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class SUB, 144a, 10/22/34(D)(E)	485,060
75,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class Y, 144a, 10/22/34(D)(E)	18,112
625,000	Madison Park Funding LIII Ltd. (Cayman Islands), Ser 2022-53A, Class SUB, 144a, 4/21/35(D)(E)	494,023
1,000,000	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59X, Class SUB, 1/18/34(D)(E)	781,878
300,000	Madison Park Funding XII Ltd. (Cayman Islands), Ser 2014-12A, Class SUB, 144a, 7/20/26(D)(E)	11,100
500,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class ER, 144a, (3M LIBOR +6.700%), 7.744%, 1/15/33(D)	445,853
1,000,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class SUB, 144a, 1/15/33(D)(E)	515,875
500,000	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class SUB, 144a, 7/15/30(D)(E)	282,870
250,000	Madison Park Funding XXXI Ltd. (Cayman Islands), Ser 2018-31A, Class SUB, 144a, 1/23/48(D)(E)	155,635
540,000	Madison Park Funding XXXVII Ltd. (Cayman Islands), Ser 2019-37A, Class SUB, 144a, 7/15/49(D)(E)	436,824
1,000,000	Magnetite XXIII Ltd. (Cayman Islands), Ser 2019-23A, Class ER, 144a, (3M LIBOR +6.300%), 7.484%, 1/25/35(D)	882,391
500,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2018-1A, Class SUB, 144a, 10/20/30(D)(E)	164,611
250,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2019-2A, Class D, 144a, (3M LIBOR +6.770%), 7.814%, 4/15/31(D)	207,736
250,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2022-2A, Class E, 144a, (3M Term SOFR +8.340%), 0.001%, 7/15/33	247,500
250,000	Octagon Loan Funding Ltd. (Cayman Islands), Ser 2014-1A, Class DRR, 144a, (3M LIBOR +2.900%), 4.355%, 11/18/31(D)	220,205
825,000	OHA Credit Funding 4 Ltd. (Cayman Islands), Ser 2019-4A, Class ER, 144a, (3M LIBOR +6.400%), 7.536%, 10/22/36(D)	733,406
350,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2016-1A, Class SUB, 144a, 1/20/33(D)(E)	223,034
1,000,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class M2, 144a, 10/15/34(D)(E)	36,793
1,000,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 10/15/34(D)(E)	639,739
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M1, 144a, 4/20/34(D)(E)	3,323
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M2, 144a, 4/20/34(D)(E)	7,754
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/20/34(D)(E)	524,747

Touchstone Ares Credit Opportunities Fund (formerly Touchstone Credit Opportunities Fund) (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 9.0% (Continued)
$ 500,000	RR 6 Ltd. (Cayman Islands), Ser 2019-6A, Class SUB, 144a, 4/15/36(D)(E)	$ 397,839
500,000	Steele Creek CLO Ltd. (Cayman Islands), Ser 2019-2A, Class E, 144a, (3M LIBOR +7.700%), 8.744%, 7/15/32(D)	432,725
250,000	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class D, 144a, (3M LIBOR +2.750%), 4.194%, 11/18/30(D)	230,509
500,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class E, 144a, (3M LIBOR +6.310%), 7.354%, 4/15/34(D)	440,518
250,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-4X, Class ER, (3M LIBOR +6.710%), 7.754%, 1/15/35(D)	218,606
1,000,000	Voya CLO Ltd., Ser 2020-3A, Class ER, 144a, (3M LIBOR +6.400%), 7.463%, 10/20/34(D)	859,703
850,000	Voya CLO Ltd. (Cayman Islands), Ser 2021-1A, Class E, 144a, (3M LIBOR +6.350%), 7.394%, 7/15/34(D)	729,989
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2018-3A, Class D, 144a, (3M LIBOR +6.250%), 7.313%, 1/20/32(D)	213,235
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2018-3A, Class SUB, 144a, 1/20/32(D)(E)	98,297
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2019-1A, Class D, 144a, (3M LIBOR +6.900%), 7.963%, 7/20/32	219,981
280,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 4/15/33(D)(E)	155,574
	Total Asset-Backed Securities	$25,223,293
Shares
	Common Stocks — 0.9%
	Energy — 0.8%
14,309	AFG Holdings, Inc.	14,309
60,000	Antero Resources Corp.*	1,839,000
187,384	Ascent Resources Marcellus Holdings, LLC	0
45,000	Summit Midstream Partners LP*	572,850
		2,426,159
	Industrials — 0.1%
28,087	Tutor Perini Corp.*	246,604
	Total Common Stocks	$2,672,763
	Exchange-Traded Fund — 0.4%
32,000	Alerian MLP ETF†	1,102,400
	Warrants — 0.0%
	Energy — 0.0%
48,515	Ascent Resources Marcellus Holdings, LLC, Exp 3/30/23, Price 0.00*	0
	Total Warrants	$0
Shares		MarketValue
	Short-Term Investment Funds — 4.5%
6,642,811	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	$ 6,642,811
6,032,784	Invesco Government & Agency Portfolio, Institutional Class, 1.38%∞Ω**	6,032,784
	Total Short-Term Investment Funds	$12,675,595
	Total Investment Securities—101.2% (Cost $325,121,461)	$284,641,090
	Liabilities in Excess of Other Assets — (1.2%)	(3,466,431)
	Net Assets — 100.0%	$281,174,659
(A)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(B)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of June 30, 2022.
(C)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(D)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2022.
(E)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2022 was $5,721,640.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
MLP – Master Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities were valued at $188,032,587 or 66.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Ares Credit Opportunities Fund (formerly Touchstone Credit Opportunities Fund) (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$189,244,984	$—	$189,244,984
Bank Loans	—	53,722,055	—	53,722,055
Asset-Backed Securities	—	25,223,293	—	25,223,293
Common Stocks	2,658,454	14,309	—	2,672,763
Exchange-Traded Fund	1,102,400	—	—	1,102,400
Warrants	—	0	—	0
Short-Term Investment Funds	12,675,595	—	—	12,675,595
Other Financial Instruments
Swap Agreements
Credit contracts	—	43,747	—	43,747
Foreign currency exchange contracts	—	19,566	—	19,566
Total Assets	$16,436,449	$268,267,954	$—	$284,704,403
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(2,134)	$—	$(2,134)
Total Liabilities	$—	$(2,134)	$—	$(2,134)
Total	$16,436,449	$268,265,820	$—	$284,702,269
Measurements Using Unobservable Inputs (Level 3)
Assets
Beginning balance, September 30, 2021	$1
Transfer out of Level 3	494,023
Purchases and Sales	562,499
Change in unrealized appreciation (depreciation)	(68,477)
Ending balance, June 30, 2022	$—
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at June 30, 2022	$—

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums (Received)	Unrealized Appreciation/ Depreciation
Goldman Sachs Bank USA	6/20/25	$(500,000)	5.000%	ICE	American Axle & Manufacturing Inc. USD SR 5Y D14	$(2,134)	$(2,489)	$(2,134)
Wells Fargo	12/20/25	$(568,538)	5.000%	ICE	Markit CDX North America High Yield Series 35 5Y Index	$43,747	$(41,401)	$43,747
								$41,613
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Contracts
		Contract to
Counterparty	Expiration Date	Receive		Deliver		Unrealized Appreciation
Wells Fargo	7/27/2022	USD	4,855,978	EUR	4,607,385	$19,117
Wells Fargo	7/27/2022	USD	731,154	GBP	600,000	437
Wells Fargo	7/27/2022	GBP	38,424	USD	31,561	12
						$19,566
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dividend Equity Fund – June 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 99.5%
	Information Technology — 24.0%
158,927	Analog Devices, Inc.	$ 23,217,645
382,991	Apple, Inc.	52,362,530
159,678	Automatic Data Processing, Inc.	33,538,767
103,501	Broadcom, Inc.	50,281,821
1,172,487	Cisco Systems, Inc.	49,994,846
1,138,323	Intel Corp.	42,584,663
439,651	International Business Machines Corp.	62,074,325
161,454	KLA Corp.	51,516,742
392,790	Microsoft Corp.	100,880,256
853,077	Oracle Corp.	59,604,490
357,010	Paychex, Inc.	40,652,729
340,741	QUALCOMM, Inc.	43,526,255
285,206	Texas Instruments, Inc.	43,821,902
308,954	Visa, Inc. - Class A	60,829,953
		714,886,924
	Health Care — 13.5%
160,873	AbbVie, Inc.	24,639,309
174,272	AmerisourceBergen Corp.	24,656,003
638,919	Bristol-Myers Squibb Co.	49,196,763
409,169	CVS Health Corp.	37,913,599
265,968	Gilead Sciences, Inc.	16,439,482
349,977	Johnson & Johnson	62,124,417
474,942	Medtronic PLC	42,626,044
535,152	Merck & Co., Inc.	48,789,808
646,597	Pfizer, Inc.	33,901,081
118,868	UnitedHealth Group, Inc.	61,054,171
		401,340,677
	Financials — 12.4%
164,556	Arthur J Gallagher & Co.	26,829,210
1,159,084	Bank of America Corp.	36,082,285
75,608	BlackRock, Inc.	46,048,296
166,279	Goldman Sachs Group, Inc. (The)	49,388,188
2,461,800	Huntington Bancshares, Inc.	29,615,454
250,545	JPMorgan Chase & Co.	28,213,872
407,211	Principal Financial Group, Inc.	27,197,623
352,084	Prudential Financial, Inc.	33,687,397
136,847	T Rowe Price Group, Inc.	15,547,188
418,053	Truist Financial Corp.	19,828,254
408,383	US Bancorp	18,793,786
973,523	Wells Fargo & Co.	38,132,896
		369,364,449
	Consumer Discretionary — 10.5%
215,491	Dollar General Corp.	52,890,111
149,868	Home Depot, Inc. (The)	41,104,296
224,129	McDonald's Corp.	55,332,968
601,380	Starbucks Corp.	45,939,418
131,296	Target Corp.	18,542,934
555,468	VF Corp.	24,535,022
153,381	Whirlpool Corp.	23,754,116
452,383	Yum! Brands, Inc.	51,349,994
		313,448,859
	Industrials — 9.3%
259,941	3M Co.	33,638,965
174,471	Caterpillar, Inc.	31,188,436
78,717	Cummins, Inc.	15,234,101
68,328	Deere & Co.	20,462,186
173,263	Eaton Corp. PLC	21,829,406
125,866	Lockheed Martin Corp.	54,117,345
60,325	Parker-Hannifin Corp.	14,842,966
Shares		Market Value

	Industrials — (Continued)
518,755	Raytheon Technologies Corp.	$ 49,857,543
347,996	Stanley Black & Decker, Inc.	36,490,861
		277,661,809
	Communication Services — 7.9%
1,985,582	AT&T, Inc.	41,617,799
1,257,419	Comcast Corp. - Class A	49,341,122
822,283	Fox Corp. - Class A	26,444,621
989,372	Interpublic Group of Cos., Inc. (The)	27,237,411
423,110	Omnicom Group, Inc.	26,914,027
1,124,685	Verizon Communications, Inc.	57,077,764
480,346	Warner Bros Discovery, Inc.*	6,446,243
		235,078,987
	Consumer Staples — 7.0%
649,993	Coca-Cola Co. (The)	40,891,059
246,994	PepsiCo, Inc.	41,164,020
548,311	Philip Morris International, Inc.	54,140,228
484,201	Sysco Corp.	41,016,667
266,031	Walmart, Inc.	32,344,049
		209,556,023
	Energy — 5.5%
286,926	Chevron Corp.	41,541,146
479,565	Exxon Mobil Corp.	41,069,947
476,983	Phillips 66	39,107,836
383,246	Valero Energy Corp.	40,731,385
		162,450,314
	Utilities — 4.0%
659,259	Dominion Energy, Inc.	52,615,461
265,761	Duke Energy Corp.	28,492,237
492,677	NextEra Energy, Inc.	38,162,760
		119,270,458
	Materials — 2.8%
151,927	Air Products & Chemicals, Inc.	36,535,405
857,156	DuPont de Nemours, Inc.	47,640,730
		84,176,135
	Real Estate — 2.6%
153,567	Alexandria Real Estate Equities, Inc. REIT	22,271,822
134,756	American Tower Corp. REIT	34,442,286
199,193	Simon Property Group, Inc. REIT	18,907,400
		75,621,508
	Total Common Stocks	$2,962,856,143
	Short-Term Investment Fund — 0.7%
20,806,682	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	20,806,682
	Total Investment Securities—100.2% (Cost $3,115,034,798)	$2,983,662,825
	Liabilities in Excess of Other Assets — (0.2%)	(4,862,485)
	Net Assets — 100.0%	$2,978,800,340
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Dividend Equity Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,962,856,143	$—	$—	$2,962,856,143
Short-Term Investment Fund	20,806,682	—	—	20,806,682
Total	$2,983,662,825	$—	$—	$2,983,662,825
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone High Yield Fund – June 30, 2022 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 94.6%
	Communication Services — 18.1%
$ 666,000	Altice Financing SA (Luxembourg), 144a, 5.750%, 8/15/29	$ 534,465
483,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	384,313
540,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	449,468
514,000	Altice France SA (France), 144a, 5.125%, 7/15/29	388,070
446,000	Altice France SA (France), 144a, 5.500%, 10/15/29	340,655
478,000	Belo Corp., 7.250%, 9/15/27	468,440
434,000	Cars.com, Inc., 144a, 6.375%, 11/1/28	365,632
1,091,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	889,165
398,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 6/1/29	355,713
836,000	Connect Finco SARL / Connect US Finco LLC (United Kingdom), 144a, 6.750%, 10/1/26	747,175
1,212,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	896,044
1,268,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	849,560
720,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	523,800
1,227,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 5.875%, 8/15/27	1,054,723
607,000	DISH DBS Corp., 144a, 5.250%, 12/1/26	473,615
574,000	DISH DBS Corp., 7.750%, 7/1/26	449,155
500,000	Frontier Communications Holdings LLC, 144a, 8.750%, 5/15/30	508,148
351,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	295,314
1,175,000	Gray Escrow II, Inc., 144a, 5.375%, 11/15/31	941,469
330,000	Gray Television, Inc., 144a, 7.000%, 5/15/27	316,305
245,000	LCPR Senior Secured Financing DAC, 144a, 5.125%, 7/15/29	204,575
400,000	LCPR Senior Secured Financing DAC, 144a, 6.750%, 10/15/27	373,132
909,000	LogMeIn, Inc., 144a, 5.500%, 9/1/27	632,905
266,000	Lumen Technologies, Inc., 144a, 5.375%, 6/15/29	210,612
267,000	Netflix, Inc., 4.875%, 4/15/28	251,850
240,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	205,800
855,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	780,188
608,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 144a, 4.750%, 4/30/27	500,811
691,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	521,677
408,000	Sprint Capital Corp., 6.875%, 11/15/28	429,020
1,543,000	Stagwell Global, 144a, 5.625%, 8/15/29	1,239,847
612,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	477,360
172,000	TEGNA, Inc., 5.000%, 9/15/29	161,626
230,000	Telecom Italia Capital SA (Italy), 6.000%, 9/30/34	173,482
562,000	Telecom Italia Capital SA (Italy), 6.375%, 11/15/33	433,976
334,000	T-Mobile USA, Inc., 144a, 3.375%, 4/15/29	291,979
61,000	Univision Communications, Inc., 144a, 7.375%, 6/30/30	59,881
376,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	302,210
324,000	VZ Secured Financing BV (Netherlands), 144a, 5.000%, 1/15/32	268,920
450,000	Ziggo Bond Co. BV (Netherlands), 144a, 5.125%, 2/28/30	352,985
		19,104,065
	Industrials — 16.8%
79,000	American Axle & Manufacturing, Inc., 6.250%, 3/15/26	72,487
862,000	American Axle & Manufacturing, Inc., 6.500%, 4/1/27	762,870
Principal Amount		Market Value

	Industrials — (Continued)
$ 683,000	American Builders & Contractors Supply Co., Inc., 144a, 3.875%, 11/15/29	$ 546,053
206,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144a, 6.000%, 6/15/27	203,425
486,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	432,540
697,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.875%, 11/15/29	543,785
1,382,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	1,101,039
293,000	Covanta Holding Corp., 144a, 4.875%, 12/1/29	238,610
415,000	Delta Air Lines, Inc., 3.750%, 10/28/29†	328,382
748,000	Dycom Industries, Inc., 144a, 4.500%, 4/15/29	653,973
976,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	918,689
789,000	FXI Holdings, Inc., 144a, 7.875%, 11/1/24	684,458
348,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	298,410
1,413,000	Granite US Holdings Corp., 144a, 11.000%, 10/1/27	1,328,220
937,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	757,799
467,000	Howmet Aerospace, Inc., 3.000%, 1/15/29	388,845
86,000	Howmet Aerospace, Inc., 5.950%, 2/1/37	81,098
214,000	Howmet Aerospace, Inc., 6.750%, 1/15/28	214,000
1,165,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	974,709
685,000	Meritor, Inc., 144a, 4.500%, 12/15/28	659,532
159,000	Meritor, Inc., 144a, 6.250%, 6/1/25	163,063
684,000	MIWD Holdco II LLC / MIWD Finance Corp., 144a, 5.500%, 2/1/30	550,458
606,000	Moog, Inc., 144a, 4.250%, 12/15/27	525,093
652,000	New Enterprise Stone & Lime Co., Inc., 144a, 5.250%, 7/15/28	535,967
221,000	OI European Group BV, 144a, 4.750%, 2/15/30	185,088
364,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	339,721
970,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC, 144a, 4.000%, 10/15/27	829,350
700,000	PECF USS Intermediate Holding III Corp., 144a, 8.000%, 11/15/29	554,750
479,000	Seaspan Corp. (Hong Kong), 144a, 5.500%, 8/1/29	382,301
313,000	SPCM SA (France), 144a, 3.125%, 3/15/27	263,652
226,000	Spirit AeroSystems, Inc., 144a, 7.500%, 4/15/25	209,898
412,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	304,300
193,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	172,401
319,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	260,783
495,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	441,325
1,000,000	TransDigm, Inc., 4.625%, 1/15/29	807,850
		17,714,924
	Energy — 14.6%
510,000	Antero Resources Corp., 144a, 7.625%, 2/1/29	518,808
1,026,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	923,466
458,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	438,059
297,000	Bristow Group, Inc., 144a, 6.875%, 3/1/28	260,955
691,000	California Resources Corp., 144a, 7.125%, 2/1/26	675,680
830,000	Civitas Resources, Inc., 144a, 5.000%, 10/15/26	744,925
1,662,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	1,410,041
610,000	Crescent Energy Finance LLC, 144a, 7.250%, 5/1/26	555,100
467,000	CVR Energy, Inc., 144a, 5.250%, 2/15/25	427,309
432,000	DCP Midstream Operating LP, 144a, 5.850%, 5/21/43	362,944
625,000	Earthstone Energy Holdings LLC, 144a, 8.000%, 4/15/27	591,406
67,000	EQM Midstream Partners LP, 144a, 7.500%, 6/1/27	64,765

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 94.6% (Continued)
	Energy — (Continued)
$1,277,000	Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	$ 1,196,274
414,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	363,550
201,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	174,870
534,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	497,010
268,000	Holly Energy Partners LP / Holly Energy Finance Corp., 144a, 6.375%, 4/15/27	252,590
566,000	Kinetik Holdings LP, 144a, 5.875%, 6/15/30	539,180
724,000	Murphy Oil Corp., 6.375%, 7/15/28	675,195
326,000	Nabors Industries, Inc., 144a, 7.375%, 5/15/27	309,700
861,000	NuStar Logistics LP, 5.625%, 4/28/27	766,779
531,000	NuStar Logistics LP, 6.000%, 6/1/26	496,485
923,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	748,670
756,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	676,620
245,000	Rockies Express Pipeline LLC, 144a, 4.950%, 7/15/29	209,475
165,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 1/15/28	140,497
782,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	649,060
584,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	528,952
331,000	Vermilion Energy, Inc. (Canada), 144a, 6.875%, 5/1/30	296,245
		15,494,610
	Consumer Discretionary — 10.4%
617,000	Adient Global Holdings Ltd., 144a, 4.875%, 8/15/26	541,516
415,000	Bath & Body Works, Inc., 5.250%, 2/1/28	350,136
829,000	Carnival Corp., 144a, 6.000%, 5/1/29	579,264
532,000	Carnival Corp., 144a, 9.875%, 8/1/27	515,375
449,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	365,151
1,200,000	Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC, 144a, 4.750%, 1/15/29	1,036,500
423,000	Dana, Inc., 4.250%, 9/1/30	328,334
381,000	Ford Motor Co., 3.250%, 2/12/32	282,521
1,318,000	Ford Motor Credit Co. LLC, 2.900%, 2/10/29	1,031,335
372,000	Hilton Domestic Operating Co., Inc., 144a, 3.625%, 2/15/32	295,740
445,000	International Game Technology PLC, 144a, 6.250%, 1/15/27	432,818
692,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	664,320
617,000	KB Home, 4.000%, 6/15/31	472,618
298,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	212,936
172,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	135,880
622,000	Sands China Ltd. (Macao), 5.125%, 8/8/25	523,369
706,000	Sonic Automotive, Inc., 144a, 4.625%, 11/15/29	547,016
568,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	501,869
485,000	Tempur Sealy International, Inc., 144a, 3.875%, 10/15/31	363,750
671,000	Thor Industries, Inc., 144a, 4.000%, 10/15/29	531,432
340,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	286,238
238,000	WW International, Inc., 144a, 4.500%, 4/15/29	158,496
1,108,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	823,925
		10,980,539
	Consumer Staples — 7.9%
580,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.000%, 10/15/30	470,998
446,000	ACCO Brands Corp., 144a, 4.250%, 3/15/29	365,542
407,000	AHP Health Partners, Inc., 144a, 5.750%, 7/15/29	299,023
Principal Amount		Market Value

	Consumer Staples — (Continued)
$1,163,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 5.875%, 2/15/28	$ 1,086,975
328,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.750%, 7/15/27	293,724
795,000	BellRing Brands, Inc., 144a, 7.000%, 3/15/30	749,287
699,000	Gap, Inc. (The), 144a, 3.875%, 10/1/31	487,553
280,000	Macy's Retail Holdings LLC, 144a, 5.875%, 4/1/29	238,350
1,017,000	Performance Food Group, Inc., 144a, 4.250%, 8/1/29	847,710
314,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	264,938
908,000	Primo Water Holdings, Inc. (Canada), 144a, 4.375%, 4/30/29	741,591
684,000	QVC, Inc., 4.375%, 9/1/28	506,160
448,000	QVC, Inc., 4.750%, 2/15/27	353,920
61,000	SEG Holding LLC / SEG Finance Corp., 144a, 5.625%, 10/15/28	54,662
1,374,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	1,220,510
298,000	US Foods, Inc., 144a, 4.625%, 6/1/30	253,795
147,000	Wolverine World Wide, Inc., 144a, 4.000%, 8/15/29	117,944
		8,352,682
	Health Care — 7.4%
592,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	486,920
293,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	246,972
607,000	Avantor Funding, Inc., 144a, 3.875%, 11/1/29	530,913
464,000	Bausch Health Americas, Inc., 144a, 8.500%, 1/31/27†	325,380
264,000	Bausch Health Cos., Inc., 144a, 4.875%, 6/1/28	205,432
373,000	Bausch Health Cos., Inc., 144a, 5.250%, 2/15/31	191,312
187,000	Bausch Health Cos., Inc., 144a, 7.000%, 1/15/28	107,057
339,000	CHS / Community Health Systems, Inc., 144a, 5.250%, 5/15/30	257,556
400,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 4.875%, 6/1/29	276,000
413,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	352,165
412,000	Medline Borrower LP, 144a, 5.250%, 10/1/29	340,806
1,105,000	MEDNAX, Inc., 144a, 5.375%, 2/15/30	946,720
330,000	ModivCare, Inc., 144a, 5.875%, 11/15/25	303,600
692,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32	579,650
522,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	447,615
444,000	Tenet Healthcare Corp., 144a, 4.250%, 6/1/29	374,954
730,000	Tenet Healthcare Corp., 144a, 4.375%, 1/15/30	617,602
266,000	Tenet Healthcare Corp., 144a, 6.125%, 6/15/30	250,710
729,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 3.150%, 10/1/26	597,780
452,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 4.750%, 5/9/27	386,155
		7,825,299
	Financials — 6.8%
504,000	Deutsche Bank AG (Germany), 4.296%, 5/24/28	451,981
440,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	379,984
328,000	FirstCash, Inc., 144a, 5.625%, 1/1/30	283,225
611,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	541,248
807,000	Jane Street Group / JSG Finance, Inc., 144a, 4.500%, 11/15/29	718,230
400,000	MGIC Investment Corp., 5.250%, 8/15/28	358,180
692,000	Navient Corp., 5.875%, 10/25/24	636,328
382,000	Nielsen Finance LLC / Nielsen Finance Co., 144a, 4.750%, 7/15/31	344,278
315,000	OneMain Finance Corp., 3.875%, 9/15/28	240,975
228,000	OneMain Finance Corp., 4.000%, 9/15/30	168,791
399,000	OneMain Finance Corp., 6.625%, 1/15/28	357,261

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 94.6% (Continued)
	Financials — (Continued)
$ 89,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	$ 65,415
273,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	237,999
414,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	308,751
1,035,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	965,137
718,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144a, 2.875%, 10/15/26	593,362
661,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144a, 3.875%, 3/1/31	495,750
		7,146,895
	Materials — 4.7%
355,000	Arconic Corp., 144a, 6.125%, 2/15/28	327,345
938,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	808,869
650,000	Cleveland-Cliffs, Inc., 144a, 4.875%, 3/1/31†	573,085
233,000	Hudbay Minerals, Inc. (Canada), 144a, 4.500%, 4/1/26	194,970
356,000	Hudbay Minerals, Inc. (Canada), 144a, 6.125%, 4/1/29	288,732
275,000	INEOS Quattro Finance 2 PLC (United Kingdom), 144a, 3.375%, 1/15/26	230,928
443,000	Kaiser Aluminum Corp., 144a, 4.500%, 6/1/31	336,445
243,000	Kaiser Aluminum Corp., 144a, 4.625%, 3/1/28	202,302
448,000	Mercer International, Inc. (Germany), 5.125%, 2/1/29	385,280
705,000	Mineral Resources Ltd. (Australia), 144a, 8.000%, 11/1/27	690,273
636,000	NOVA Chemicals Corp. (Canada), 144a, 4.250%, 5/15/29	501,550
596,000	Tronox, Inc., 144a, 4.625%, 3/15/29	479,656
		5,019,435
	Information Technology — 3.3%
482,000	Booz Allen Hamilton, Inc., 144a, 4.000%, 7/1/29	427,356
587,000	Clarivate Science Holdings Corp., 144a, 4.875%, 7/1/29	481,927
251,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	215,935
145,000	NCR Corp., 144a, 5.125%, 4/15/29	122,632
299,000	NCR Corp., 144a, 5.750%, 9/1/27	265,371
448,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	381,360
560,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	498,081
986,000	TTM Technologies, Inc., 144a, 4.000%, 3/1/29	828,558
361,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	307,733
		3,528,953
	Real Estate — 3.0%
450,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	378,000
535,000	Diversified Healthcare Trust REIT, 4.750%, 2/15/28	393,894
325,000	Howard Hughes Corp. (The), 144a, 4.375%, 2/1/31	240,822
132,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	107,863
674,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	577,490
112,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	100,305
660,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	573,801
515,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	436,668
420,000	Service Properties Trust REIT, 4.650%, 3/15/24	361,060
		3,169,903
	Utilities — 1.6%
380,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.750%, 5/20/27	347,841
Principal Amount		Market Value

	Utilities — (Continued)
$ 425,000	Calpine Corp., 144a, 4.500%, 2/15/28	$ 385,535
615,000	Edison International, 5.000%(A)	489,313
561,000	Vistra Operations Co. LLC, 144a, 4.375%, 5/1/29	469,349
		1,692,038
	Total Corporate Bonds	$100,029,343
Shares
	Common Stocks — 2.0%
	Energy — 2.0%
41,410	Unit Corp.*†	2,097,002
	Short-Term Investment Funds — 3.7%
2,155,579	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	2,155,579
1,782,330	Invesco Government & Agency Portfolio, Institutional Class, 1.38%∞Ω**	1,782,330
	Total Short-Term Investment Funds	$3,937,909
	Total Investment Securities—100.3% (Cost $124,428,300)	$106,064,254
	Liabilities in Excess of Other Assets — (0.3%)	(352,910)
	Net Assets — 100.0%	$105,711,344
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2022 was $1,648,717.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
DAC – Designated Activity Company
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities were valued at $82,171,169 or 77.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$100,029,343	$—	$100,029,343
Common Stocks	2,097,002	—	—	2,097,002
Short-Term Investment Funds	3,937,909	—	—	3,937,909
Total	$6,034,911	$100,029,343	$—	$106,064,254
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Impact Bond Fund – June 30, 2022 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 28.9%
	Financials — 8.1%
$ 2,444,000	Aflac, Inc., 3.250%, 3/17/25	$ 2,409,842
2,250,000	American Express Co., 4.050%, 5/3/29	2,214,957
1,351,419	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	1,341,831
545,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	566,071
1,398,000	Globe Life, Inc., 3.800%, 9/15/22	1,398,906
1,191,000	Globe Life, Inc., 4.550%, 9/15/28	1,176,094
2,000,000	MassMutual Global Funding II, 144a, 0.850%, 6/9/23	1,954,266
2,386,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 11/15/23	2,384,189
1,000,000	Nationwide Mutual Insurance Co., 144a, 4.350%, 4/30/50	847,095
1,149,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	1,578,064
1,300,000	New York Life Global Funding, 144a, 1.450%, 1/14/25	1,228,353
1,000,000	Northwestern Mutual Global Funding, 144a, 0.600%, 3/25/24	951,280
2,350,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.625%, 9/30/59	1,761,530
2,750,000	Pacific Life Global Funding II, 144a, 1.375%, 4/14/26	2,479,269
2,750,000	PNC Bank NA, 2.700%, 10/22/29	2,401,802
1,500,000	Progressive Corp. (The), 4.200%, 3/15/48	1,385,043
2,500,000	Protective Life Global Funding, 144a, 1.170%, 7/15/25	2,297,825
2,610,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	2,425,833
1,500,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	1,448,934
1,218,000	Teachers Insurance & Annuity Association of America, 144a, 4.900%, 9/15/44	1,173,606
1,100,000	Unum Group, 7.190%, 2/1/28	1,181,478
844,000	Unum Group, 7.250%, 3/15/28	912,111
2,000,000	USB Capital IX, (3M LIBOR +1.020%), 3.500%(A)(B)	1,401,600
		36,919,979
	Utilities — 7.4%
2,500,000	American Water Capital Corp., 2.950%, 9/1/27	2,349,509
2,250,000	Avista Corp., 4.350%, 6/1/48	2,134,552
1,623,000	California Water Service Co., 5.500%, 12/1/40	1,763,955
3,115,000	Cleco Securitization I LLC, Ser A-2, 4.646%, 9/1/42	3,125,061
2,008,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,255,060
2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	2,048,832
1,750,000	Duke Energy Florida Project Finance LLC, Ser 2032, 2.858%, 3/1/33	1,638,785
2,080,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,384,249
2,532,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,552,137
3,000,000	Essential Utilities, Inc., 4.276%, 5/1/49	2,643,759
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,510,972
2,085,000	Kentucky Utilities Co., 5.125%, 11/1/40	2,093,993
2,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.067%), 4.345%, 10/1/66(B)	1,497,219
2,926,000	PacifiCorp., 8.050%, 9/1/22	2,944,703
2,750,000	SCE Recovery Funding LLC, Ser A-2, 2.943%, 11/15/42	2,450,434
		33,393,220
	Industrials — 5.6%
6,665	Burlington Northern and Santa Fe Railway Co. 2005-3 Pass Through Trust, 4.830%, 1/15/23	6,633
161,997	Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust, 4.967%, 4/1/23	161,663
2,355,000	Burlington Northern Santa Fe LLC, 6.700%, 8/1/28	2,632,158
1,000,000	CSX Corp., 6.150%, 5/1/37	1,125,738
1,453,229	CSX Transportation, Inc., 6.251%, 1/15/23	1,471,859
2,239,691	FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 2/20/34	1,946,891
2,823,000	GATX Corp., 3.250%, 3/30/25	2,751,121
Principal Amount		Market Value

	Industrials — (Continued)
$ 1,180,000	Kansas City Southern, 3.000%, 5/15/23	$ 1,176,392
1,625,000	Kansas City Southern, 3.125%, 6/1/26	1,568,892
1,941,000	Norfolk Southern Corp., 2.903%, 2/15/23	1,934,297
2,750,000	Republic Services, Inc., 2.300%, 3/1/30	2,365,238
588,000	TOTE Maritime Alaska LLC, 6.365%, 4/15/28	636,439
2,386,000	Tote Shipholdings LLC, 3.400%, 10/16/40	2,310,380
1,960,000	Union Pacific Corp., 2.891%, 4/6/36	1,641,821
53,822	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 1/2/24	54,081
559,813	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	599,108
1,209,696	Union Pacific Railroad Co. 2014-1 Pass Through Trust, 3.227%, 5/14/26	1,188,300
2,100,000	Waste Management, Inc., 3.900%, 3/1/35	1,933,334
		25,504,345
	Consumer Discretionary — 2.8%
2,311,307	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	2,097,873
583,190	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	560,725
3,900,000	Delta Air Lines 2019-1 Class AA Pass Through Trust, 3.204%, 4/25/24	3,772,073
1,785,000	PulteGroup, Inc., 7.875%, 6/15/32	2,015,429
1,300,000	Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	1,290,900
2,570,000	Smithsonian Institution, 2.645%, 9/1/39	2,087,832
184,478	Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, 8/1/22	184,662
597,503	United Airlines, Inc. Pass-Through Trust, 2.875%, 10/7/28	545,681
		12,555,175
	Health Care — 1.4%
735,789	CVS Pass Through Trust Series 2013, 144a, 4.704%, 1/10/36	706,803
2,131,909	CVS Pass-Through Trust, 6.036%, 12/10/28	2,190,269
3,405,000	HCA, Inc., 5.250%, 4/15/25	3,413,217
		6,310,289
	Real Estate — 1.2%
1,800,000	American Tower Corp. REIT, 3.125%, 1/15/27	1,673,233
1,350,000	American Tower Trust #1 REIT, 144a, 3.070%, 3/15/48	1,344,199
2,000,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	1,924,052
805,000	SBA Tower Trust REIT, 144a, 1.631%, 11/15/26	721,100
		5,662,584
	Consumer Staples — 0.9%
1,000,000	Kroger Co. (The), 4.500%, 1/15/29	997,193
1,265,000	Kroger Co. (The), Ser B, 7.700%, 6/1/29	1,488,930
1,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,507,672
		3,993,795
	Communication Services — 0.8%
1,500,000	AT&T, Inc., 4.850%, 7/15/45	1,390,069
1,200,000	Verizon Communications, Inc., 2.100%, 3/22/28	1,068,123
1,185,000	Verizon Communications, Inc., 4.862%, 8/21/46	1,178,048
		3,636,240
	Information Technology — 0.4%
1,900,000	Lam Research Corp., 1.900%, 6/15/30	1,605,581
	Energy — 0.3%
1,405,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	1,597,735
	Total Corporate Bonds	$131,178,943

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 21.6%
$ 1,983,600	Canal Barge Co., Inc., 4.500%, 11/12/34	$ 2,037,575
598,326	Export-Import Bank of the United States, 1.581%, 11/16/24	585,255
1,619,223	Helios Leasing I LLC, 1.734%, 7/24/24	1,594,168
848,000	Matson Navigation Co., Inc., 5.337%, 9/4/28	886,517
1,100,000	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	1,092,392
2,002,947	Reliance Industries Ltd. (India), 1.870%, 1/15/26	1,952,349
1,702,986	SBA Small Business Investment Cos, Ser 2017-10A, Class 1, 2.845%, 3/10/27	1,672,412
2,185,909	SBA Small Business Investment Cos, Ser 2017-10B, Class 1, 2.518%, 9/10/27	2,108,606
3,864	Small Business Administration Participation Certificates, Ser 2002-20H, Class 1, 5.310%, 8/1/22	3,872
2,608	Small Business Administration Participation Certificates, Ser 2003-20D, Class 1, 4.760%, 4/1/23	2,616
18,933	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	18,873
44,981	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	44,921
44,397	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	44,372
94,195	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	95,935
91,188	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	91,578
169,419	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	169,041
161,855	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	162,954
206,325	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	209,055
423,377	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	431,474
425,846	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	436,897
188,533	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	191,436
208,510	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	216,504
459,750	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	468,647
241,810	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	245,694
255,244	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	256,965
202,451	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	204,568
529,288	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	529,779
851,377	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	862,720
1,844,594	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	1,795,714
4,308,881	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	4,061,961
2,976,214	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	2,808,642
Principal Amount		Market Value
	U.S. Government Agency Obligations — 21.6% (Continued)
$ 1,752,461	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	$ 1,706,491
2,225,243	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	2,151,513
3,474,950	Small Business Administration Participation Certificates, Ser 2014-20I, Class 1, 2.920%, 9/1/34	3,406,917
2,655,122	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	2,557,978
1,694,681	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	1,643,855
2,389,079	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	2,316,256
3,019,602	Small Business Administration Participation Certificates, Ser 2016-20B, Class 1, 2.270%, 2/1/36	2,861,511
3,459,938	Small Business Administration Participation Certificates, Ser 2016-20F, Class 1, 2.180%, 6/1/36	3,244,804
3,704,728	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	3,588,510
3,006,547	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	2,892,556
3,893,610	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	3,740,034
1,950,730	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	1,878,150
5,028,836	Small Business Administration Participation Certificates, Ser 2018-20A, Class 1, 2.920%, 1/1/38	4,869,415
4,917,116	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	4,847,079
3,586,140	Small Business Administration Participation Certificates, Ser 2018-20K, Class 1, 3.870%, 11/1/38	3,620,723
1,882,760	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	1,898,537
2,114,800	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	2,101,983
2,545,961	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	2,501,289
3,743,347	Small Business Administration Participation Certificates, Ser 2020-25I, Class 1, 1.150%, 9/1/45	3,189,794
3,500,000	Small Business Administration Participation Certificates, Ser 2022-25C, Class 1, 2.750%, 3/1/47	3,327,150
2,000,000	Small Business Administration Participation Certificates, Ser 2022-25D, Class 1, 3.500%, 4/1/47	1,965,013
2,482,000	Tennessee Valley Auth., 4.650%, 6/15/35	2,676,805
2,312,359	United States International Development Finance Corp., 1.870%, 11/20/37	1,993,636
5,162,413	United States of America Executive Branch, Ser 2021-25L, Class 1, 1.850%, 12/1/46	4,574,337
1,972,735	United States Small Business Administration, Ser 2019-20A, Class 1, 3.370%, 1/1/39	1,952,557
1,025,000	Vessel Management Services, Inc., 5.125%, 4/16/35	1,083,553
	Total U.S. Government Agency Obligations	$97,873,938
	Agency Collateralized Mortgage Obligations — 14.6%
2,447,181	Fannie Mae-Aces, Ser 2017-M15, Class ATS2, 3.209%, 11/25/27(B)(C)	2,407,323
3,325,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1511, Class A3, 3.542%, 3/25/34	3,206,007
3,760,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KG02, Class A2, 2.412%, 8/25/29	3,475,010

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 14.6% (Continued)
$ 2,997,943	FHLMC Multifamily Structured Pass Through Certificates, Ser KG03, Class A1, 0.704%, 4/25/29(B)(C)	$ 2,680,173
2,712,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG1, Class A2, 1.503%, 9/25/30	2,316,944
1,650,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Class A2, 2.091%, 11/25/31(B)(C)	1,450,514
2,828,285	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03, Class A1, 2.617%, 12/25/26	2,804,053
3,060,000	FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1513, Class A3, 2.797%, 8/25/34	2,726,702
3,350,000	FREMF Mortgage Trust, Ser 2012-K23, Class B, 144a, 3.752%, 10/25/45(B)(C)	3,347,462
2,600,000	FREMF Mortgage Trust, Ser 2013-K30, Class B, 144a, 3.669%, 6/25/45(B)(C)	2,592,409
890,000	FREMF Mortgage Trust, Ser 2014-K38, Class B, 144a, 4.376%, 6/25/47(B)(C)	889,940
1,765,000	FREMF Mortgage Trust, Ser 2014-K40, Class B, 144a, 4.210%, 11/25/47(B)(C)	1,759,060
2,000,000	FREMF Mortgage Trust, Ser 2014-K41, Class B, 144a, 3.964%, 11/25/47(B)(C)	1,968,037
1,955,000	FREMF Mortgage Trust, Ser 2015-K49, Class B, 144a, 3.851%, 10/25/48(B)(C)	1,918,422
2,000,000	FREMF Mortgage Trust, Ser 2017-K61, Class B, 144a, 3.815%, 12/25/49(B)(C)	1,949,553
750,000	FREMF Mortgage Trust, Ser 2018-K74, Class B, 144a, 4.228%, 2/25/51(B)(C)	729,865
856,798	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (1M LIBOR +0.700%), 1.820%, 11/25/35(B)	854,673
213,737	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, (1M LIBOR +0.700%), 1.820%, 5/25/36(B)	213,333
842,421	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(B)(C)	816,751
1,763,633	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(B)(C)	1,720,271
2,234,065	GNMA, Pool #785631, 4.663%, 5/20/67(B)(C)	2,260,493
207,012	GNMA, Ser 2011-142, Class B, 3.373%, 2/16/44(B)(C)	206,584
1,000,197	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(B)(C)	985,013
26,958	GNMA, Ser 2012-53, Class AC, 2.381%, 12/16/43	26,915
1,217,487	GNMA, Ser 2013-121, Class AB, 2.856%, 8/16/44(B)(C)	1,170,419
331,036	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	321,369
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(B)(C)	2,247,173
802,663	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	771,257
2,081,559	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(B)(C)	1,979,215
1,098,576	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	1,017,909
1,121,860	GNMA, Ser 2017-H11, Class FV, (1M LIBOR +0.500%), 1.303%, 5/20/67(B)	1,109,961
1,256,435	GNMA, Ser 2019-H15, Class GA, 2.250%, 8/20/69	1,214,526
3,898,774	GNMA, Ser 2020-113, Class AF, 2.000%, 10/1/62	3,213,273
5,018,094	GNMA, Ser 2020-118, Class AB, 2.250%, 4/16/62	4,558,196
2,347,050	GNMA, Ser 2021-21, Class AF, 1.750%, 6/16/63	1,832,917
3,797,116	GNMA, Ser 2021-22, Class AD, 1.350%, 10/16/62	3,276,769
	Total Agency Collateralized Mortgage Obligations	$66,018,491
	U.S. Treasury Obligations — 9.3%
9,970,000	U.S. Treasury Bond, 1.375%, 11/15/40	7,222,408
9,500,000	U.S. Treasury Bond, 1.875%, 2/15/51	7,188,457
6,500,000	U.S. Treasury Bond, 2.875%, 5/15/52	6,190,234
12,000,000	U.S. Treasury Note, 2.875%, 6/15/25	11,963,438
10,429,000	U.S. Treasury Strip, Principal, 5/15/43(D)	5,036,562
Principal Amount		Market Value
	U.S. Treasury Obligations — 9.3% (Continued)
$ 5,379,000	U.S. Treasury Strip, Principal, 5/15/45(D)	$ 2,438,772
4,862,000	U.S. Treasury Strip, Principal, 5/15/48(D)	2,109,941
	Total U.S. Treasury Obligations	$42,149,812
	U.S. Government Mortgage-Backed Obligations — 8.5%
1,392,486	FHLMC, Pool #SD8186, 3.500%, 11/1/51	1,344,039
835,523	FHLMC, Pool #W30008, 7.645%, 5/1/25	867,698
566,406	FNMA, Pool #888829, 5.888%, 6/1/37(B)(C)	572,691
536,824	FNMA, Pool #AH8854, 4.500%, 4/1/41	550,702
4,000,000	FNMA, Pool #AM9682, 3.810%, 8/1/45	3,804,006
2,792,454	FNMA, Pool #AN0897, 3.440%, 2/1/32	2,740,929
3,000,000	FNMA, Pool #AN8089, 3.330%, 1/1/38	2,844,599
1,533,397	FNMA, Pool #AS8650, 3.000%, 1/1/47	1,445,604
448,654	FNMA, Pool #AT0924, 2.000%, 3/1/28	419,074
587,255	FNMA, Pool #BC0153, 4.000%, 1/1/46	590,908
3,742,545	FNMA, Pool #BL3622, 2.600%, 8/1/26	3,680,705
3,497,360	FNMA, Pool #BS5630, 3.790%, 11/1/32	3,560,131
3,448,226	FNMA, Pool #CB0455, 2.500%, 5/1/51	3,113,586
1,687,666	FNMA, Pool #FM3442, 3.000%, 6/1/50	1,578,519
4,452,779	FNMA, Pool #MA4269, 2.500%, 2/1/41	4,037,832
1,708,691	FNMA, Pool #MA4416, 3.500%, 9/1/51	1,648,978
5,435,000	FNMA, Pool #MA4709, 5.000%, 7/1/52	5,557,518
	Total U.S. Government Mortgage-Backed Obligations	$38,357,519
	Municipal Bonds — 8.1%
	California — 3.3%
1,000,000	California Health Facilities Financing Authority, 2.704%, 6/1/30	902,144
2,000,000	California Health Facilities Financing Authority, 2.229%, 6/1/32	1,665,106
875,000	California Health Facilities Financing Authority, 4.140%, 6/1/34	847,875
1,595,000	California Municipal Finance Authority, Revenue, 2.519%, 10/1/35	1,225,150
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,967,564
2,345,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,754,906
2,010,000	Los Angeles Department of Water & Power Water System Revenue, Revenue, Build America Bonds, 6.008%, 7/1/39	2,256,604
2,700,000	Los Angeles Unified School District, Build America Bonds Ser RY, UTGO, 6.758%, 7/1/34	3,225,365
		14,844,714
	Texas — 1.3%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	2,136,235
2,640,000	Texas State Transportation Commission Highway Authority, Build America Bonds, 5.178%, 4/1/30	2,818,335
1,281,000	Travis County Housing Finance Corp, Revenue, 2.550%, 7/1/42	1,019,612
		5,974,182
	Virginia — 0.7%
1,176,773	Virginia Housing Development Authority, 2.950%, 10/25/49	1,127,199
2,388,396	Virginia Housing Development Authority, 2.125%, 7/25/51	2,133,325
		3,260,524
	Minnesota — 0.7%
3,585,996	Minnesota Housing Finance Agency, Revenue, 1.580%, 2/1/51	3,142,447

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Municipal Bonds — 8.1% (Continued)
	New York — 0.6%
$ 1,135,000	Port Authority of New York & New Jersey, 4.960%, 8/1/46	$ 1,183,013
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,494,033
		2,677,046
	Nevada — 0.4%
2,144,161	Nevada Housing Division, Revenue, 1.900%, 11/1/44	2,014,509
	Washington — 0.4%
1,600,000	State of Washington, Build America Bonds, UTGO, 5.481%, 8/1/39	1,766,045
	Indiana — 0.3%
1,200,000	Indianapolis Local Public Improvement Bond Bank, Build America Bonds, 6.116%, 1/15/40	1,395,437
	Ohio — 0.2%
815,000	Ohio State HFA, Revenue, 2.650%, 11/1/41	804,881
	Louisiana — 0.2%
716,290	Louisiana Housing Corp., 2.875%, 11/1/38	695,359
	Total Municipal Bonds	$36,575,144
	Asset-Backed Securities — 4.7%
917,271	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	900,969
1,129,310	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	1,084,169
1,578,735	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	1,498,784
2,258,872	CF Hippolyta Issuer LLC, Ser 2021-1A, Class A1, 144a, 1.530%, 3/15/61	1,993,572
2,534,131	JG Wentworth XLII LLC, Ser 2018-2A, Class A, 144a, 3.960%, 10/15/75	2,415,844
463,902	JGWPT XXXIV LLC, Ser 2015-1A, Class A, 144a, 3.260%, 9/15/72	421,083
4,445,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Ser 2022-ELL, Class A2, 4.145%, 2/1/33	4,446,574
3,998,412	Small Business Administration Participation Certificates, Ser 2021-10B, Class 1, 1.304%, 9/10/31	3,629,779
4,367,303	Small Business Administration Participation Certificates, Ser 2021-25I, Class 1, 1.560%, 9/1/46	3,841,141
1,040,007	Tesla Auto Lease Trust, Ser 2021-A, Class A2, 144a, 0.360%, 3/20/25	1,023,825
290,000	Tesla Auto Lease Trust, Ser 2021-B, Class A4, 144a, 0.630%, 9/22/25	272,973
	Total Asset-Backed Securities	$21,528,713
	Commercial Mortgage-Backed Securities — 2.3%
21,324	CD Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	19,352
2,300,000	COMM Mortgage Trust, Ser 2020-SBX, Class A, 144a, 1.670%, 1/10/38	2,098,555
2,440,000	DOLP Trust, Ser 2021-NYC, Class A, 144a, 2.956%, 5/10/41	2,140,254
2,333,828	Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42	1,969,746
2,550,000	MKT Mortgage Trust, Ser 2020-525M, Class A, 144a, 2.694%, 2/12/40	2,198,491
2,125,000	SLG Office Trust, Ser 2021-OVA, Class A, 144a, 2.585%, 7/15/41	1,807,176
	Total Commercial Mortgage-Backed Securities	$10,233,574
Principal Amount		Market Value
Non-Agency Collateralized Mortgage Obligations — 0.1%
$ 473,070	Virginia Housing Development Authority, Ser 2013-B, Class A, 2.750%, 4/25/42	$ 455,812
Shares
	Short-Term Investment Fund — 1.1%
5,300,148	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	$ 5,300,147
	Total Investment Securities—99.2% (Cost $490,554,910)	$449,672,093
	Other Assets in Excess of Liabilities — 0.8%	3,421,520
	Net Assets — 100.0%	$453,093,613
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2022.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Strip Security- Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HFA – Housing Finance Authority/Agency
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
REIT – Real Estate Investment Trust
UTGO – Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities were valued at $57,806,248 or 12.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Impact Bond Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$131,178,943	$—	$131,178,943
U.S. Government Agency Obligations	—	97,873,938	—	97,873,938
Agency Collateralized Mortgage Obligations	—	66,018,491	—	66,018,491
U.S. Treasury Obligations	—	42,149,812	—	42,149,812
U.S. Government Mortgage-Backed Obligations	—	38,357,519	—	38,357,519
Municipal Bonds	—	36,575,144	—	36,575,144
Asset-Backed Securities	—	21,528,713	—	21,528,713
Commercial Mortgage-Backed Securities	—	10,233,574	—	10,233,574
Non-Agency Collateralized Mortgage Obligations	—	455,812	—	455,812
Short-Term Investment Fund	5,300,147	—	—	5,300,147
Total	$5,300,147	$444,371,946	$—	$449,672,093
Measurements Using Unobservable Inputs (Level 3)
Assets	Corporate Bonds
Beginning balance, September 30, 2021	$2,330,817
Transfer out of Level 3	2,330,817
Change in unrealized appreciation (depreciation)	—
Ending balance, June 30, 2022	$—
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at June 30, 2022	$—
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International ESG Equity Fund – June 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 96.8%
	Japan — 18.1%
	Communication Services — 3.0%
2,300	Nintendo Co. Ltd.	$ 989,130
	Consumer Discretionary — 8.9%
13,300	Denso Corp.	702,007
104,200	Panasonic Corp.	841,330
17,200	Sony Group Corp.	1,402,777
	Industrials — 4.4%
23,200	Hitachi Ltd.	1,103,626
24,000	Kubota Corp.	359,666
	Information Technology — 1.8%
1,900	Tokyo Electron Ltd.	620,147
	Total Japan	6,018,683
	France — 15.9%
	Energy — 4.7%
29,451	TotalEnergies SE ADR	1,550,301
	Financials — 1.7%
26,310	SCOR SE	566,694
	Industrials — 5.7%
21,420	Cie de Saint-Gobain	925,542
8,237	Schneider Electric SE	981,484
	Materials — 3.8%
9,278	Air Liquide SA	1,248,845
	Total France	5,272,866
	United Kingdom — 9.1%
	Financials — 4.7%
3,022,903	Lloyds Banking Group PLC	1,555,303
	Industrials — 4.4%
12,716	Ashtead Group PLC	534,944
33,660	RELX PLC	913,915
	Total United Kingdom	3,004,162
	South Korea — 8.9%
	Communication Services — 4.2%
32,200	KT Corp. ADR	449,512
33,162	KT Corp.	932,458
	Consumer Staples — 1.2%
4,808	E-MART, Inc.	392,023
	Financials — 2.8%
25,426	KB Financial Group, Inc.	949,491
	Information Technology — 0.7%
553	Samsung SDI Co. Ltd.	228,049
	Total South Korea	2,951,533
	Sweden — 8.1%
	Financials — 5.3%
99,591	Svenska Handelsbanken AB - Class A	854,880
72,317	Swedbank AB - Class A	917,167
	Industrials — 2.8%
59,326	Epiroc AB - Class A	919,853
	Total Sweden	2,691,900
	Singapore — 5.9%
	Financials — 3.5%
139,600	Oversea-Chinese Banking Corp. Ltd.	1,145,145
Shares		Market Value

	Singapore — (Continued)
	Real Estate — 2.4%
516,900	CapitaLand Integrated Commercial Trust REIT	$ 808,029
	Total Singapore	1,953,174
	Germany — 5.5%
	Consumer Discretionary — 2.3%
10,731	Continental AG	753,195
	Industrials — 3.2%
28,174	Deutsche Post AG	1,063,742
	Total Germany	1,816,937
	China — 5.1%
	Communication Services — 2.6%
19,000	Tencent Holdings Ltd.	860,038
	Consumer Discretionary — 2.5%
7,296	Alibaba Group Holding Ltd. ADR*	829,409
	Total China	1,689,447
	Switzerland — 3.8%
	Health Care — 1.8%
1,798	Roche Holding AG	601,071
	Industrials — 2.0%
24,752	ABB Ltd. ADR	661,621
	Total Switzerland	1,262,692
	Taiwan — 3.7%
	Information Technology — 3.7%
15,209	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,243,336
	Canada — 3.5%
	Financials — 3.5%
8,305	Intact Financial Corp.	1,171,423
	India — 3.5%
	Financials — 3.5%
65,952	ICICI Bank Ltd. ADR	1,169,988
	Netherlands — 2.3%
	Health Care — 2.3%
35,513	Koninklijke Philips NV	761,702
	Thailand — 2.1%
	Industrials — 2.1%
347,600	Airports of Thailand PCL*	698,732
	Denmark — 1.3%
	Industrials — 1.3%
19,611	Vestas Wind Systems A/S	416,969
	Total Common Stocks	$32,123,544
	Preferred Stocks — 2.6%
	Germany — 2.6%
	Consumer Discretionary — 2.6%
6,321	Volkswagen AG	851,058

Touchstone International ESG Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 0.1%
46,416	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	$ 46,416
	Total Investment Securities — 99.5% (Cost $35,771,506)	$33,021,018
	Other Assets in Excess of Liabilities — 0.5%	165,249
	Net Assets — 100.0%	$33,186,267
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$6,018,683	$—	$6,018,683
France	1,550,301	3,722,565	—	5,272,866
United Kingdom	—	3,004,162	—	3,004,162
South Korea	449,512	2,502,021	—	2,951,533
Sweden	—	2,691,900	—	2,691,900
Singapore	—	1,953,174	—	1,953,174
Germany	—	1,816,937	—	1,816,937
China	829,409	860,038	—	1,689,447
Switzerland	661,621	601,071	—	1,262,692
Taiwan	1,243,336	—	—	1,243,336
Canada	1,171,423	—	—	1,171,423
India	1,169,988	—	—	1,169,988
Netherlands	—	761,702	—	761,702
Thailand	—	698,732	—	698,732
Denmark	—	416,969	—	416,969
Preferred Stocks	—	851,058	—	851,058
Short-Term Investment Fund	46,416	—	—	46,416
Total	$7,122,006	$25,899,012	$—	$33,021,018
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Fund – June 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 95.8%
	Industrials — 23.3%
2,499,801	AerCap Holdings N.V. (Ireland)*	$ 102,341,853
2,418,308	Allison Transmission Holdings, Inc.	92,983,943
1,704,329	Armstrong World Industries, Inc.	127,756,502
1,665,091	Copart, Inc. *	180,928,788
351,495	Lennox International, Inc.	72,615,352
447,750	Old Dominion Freight Line, Inc.	114,749,370
2,123,329	Otis Worldwide Corp.	150,055,660
628,094	Sensata Technologies Holding PLC	25,946,563
649,363	UniFirst Corp.	111,807,321
		979,185,352
	Information Technology — 15.8%
1,504,632	Amphenol Corp. - Class A	96,868,208
1,792,900	Black Knight, Inc.*	117,237,731
1,132,063	Citrix Systems, Inc.	110,002,562
1,941,848	Entegris, Inc.	178,902,456
1,704,454	Skyworks Solutions, Inc.	157,900,619
		660,911,576
	Consumer Discretionary — 14.5%
1,505,620	CarMax, Inc.*	136,228,498
604,344	Churchill Downs, Inc.	115,750,006
1,265,676	Dollar Tree, Inc.*	197,255,605
1,941,856	Hasbro, Inc.	158,999,169
		608,233,278
	Financials — 12.1%
199,215	Alleghany Corp.*	165,966,016
772,376	Cincinnati Financial Corp.	91,897,296
923,274	M&T Bank Corp.	147,160,643
2,582,133	Moelis & Co. - Class A	101,606,934
		506,630,889
	Consumer Staples — 11.5%
2,235,817	BellRing Brands, Inc.*	55,649,485
1,377,734	Brown-Forman Corp. - Class B	96,661,818
2,578,768	Lamb Weston Holdings, Inc.	184,278,761
1,763,731	Post Holdings, Inc.*	145,243,248
		481,833,312
	Materials — 10.9%
1,048,748	AptarGroup, Inc.	108,241,281
1,538,625	Ball Corp.	105,811,241
309,837	NewMarket Corp.	93,248,544
1,070,292	Vulcan Materials Co.	152,088,493
		459,389,559
Shares		Market Value

	Health Care — 5.5%
2,264,120	Perrigo Co. PLC	$ 91,855,348
677,132	STERIS PLC	139,590,762
		231,446,110
	Real Estate — 2.2%
3,479,089	STORE Capital Corp. REIT	90,734,641
	Total Common Stocks	$4,018,364,717
	Short-Term Investment Fund — 4.5%
188,203,438	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	188,203,438
	Total Investment Securities—100.3% (Cost $3,829,083,582)	$4,206,568,155
	Liabilities in Excess of Other Assets — (0.3%)	(12,486,081)
	Net Assets — 100.0%	$4,194,082,074
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,018,364,717	$—	$—	$4,018,364,717
Short-Term Investment Fund	188,203,438	—	—	188,203,438
Total	$4,206,568,155	$—	$—	$4,206,568,155
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Value Fund – June 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 99.1%
	Financials — 17.8%
245,266	American International Group, Inc.	$ 12,540,451
68,008	Ameriprise Financial, Inc.	16,164,141
365,394	Arch Capital Group Ltd.*	16,621,773
922,973	Chimera Investment Corp. REIT	8,140,622
96,092	Hartford Financial Services Group, Inc. (The)	6,287,300
196,587	PacWest Bancorp	5,241,009
108,529	Pinnacle Financial Partners, Inc.	7,847,732
152,058	Progressive Corp. (The)	17,679,784
143,506	Reinsurance Group of America, Inc.	16,831,819
87,212	Signature Bank	15,629,262
76,155	Webster Financial Corp.	3,209,933
231,737	Western Alliance Bancorp	16,360,632
		142,554,458
	Industrials — 13.8%
181,761	AerCap Holdings N.V. (Ireland)*	7,441,295
196,587	Clean Harbors, Inc. *	17,234,782
114,382	Dover Corp.	13,876,824
180,192	Hexcel Corp.	9,425,844
26,212	Huntington Ingalls Industries, Inc.	5,709,498
85,921	Leidos Holdings, Inc.	8,653,104
33,498	Parker-Hannifin Corp.	8,242,183
161,217	Regal Rexnord Corp.	18,301,354
53,992	Snap-on, Inc.	10,638,044
130,248	Westinghouse Air Brake Technologies Corp.	10,690,756
		110,213,684
	Utilities — 11.0%
596,238	CenterPoint Energy, Inc.	17,636,720
98,622	DTE Energy Co.	12,500,339
151,046	Entergy Corp.	17,013,821
181,761	Evergy, Inc.	11,859,905
488,608	NiSource, Inc.	14,409,050
145,986	WEC Energy Group, Inc.	14,692,031
		88,111,866
	Consumer Staples — 10.2%
47,464	Casey's General Stores, Inc.	8,779,891
51,512	Constellation Brands, Inc. - Class A	12,005,387
223,358	Darling Ingredients, Inc.*	13,356,808
170,375	Hain Celestial Group, Inc. (The)*	4,044,703
201,040	Ingredion, Inc.	17,723,686
160,255	Lamb Weston Holdings, Inc.	11,451,822
349,910	TreeHouse Foods, Inc.*	14,633,236
		81,995,533
	Health Care — 10.0%
51,209	AmerisourceBergen Corp.	7,245,049
299,713	Centene Corp.*	25,358,717
32,164	Charles River Laboratories International, Inc.*	6,882,131
195,980	Encompass Health Corp.	10,984,679
268,694	Envista Holdings Corp.*	10,355,467
43,235	Laboratory Corp. of America Holdings	10,132,555
85,972	Zimmer Biomet Holdings, Inc.	9,032,218
		79,990,816
	Consumer Discretionary — 9.0%
4,099	AutoZone, Inc.*	8,809,243
296,829	BorgWarner, Inc.	9,905,184
81,216	Carter's, Inc.	5,724,104
115,372	Columbia Sportswear Co.	8,258,328
93,111	Dollar Tree, Inc.*	14,511,349
Shares		Market Value

	Consumer Discretionary — (Continued)
129,894	Hasbro, Inc.	$ 10,635,721
296,829	LKQ Corp.	14,571,335
		72,415,264
	Materials — 7.8%
451,214	Axalta Coating Systems Ltd. *	9,976,341
223,153	Berry Global Group, Inc.*	12,193,080
146,643	FMC Corp.	15,692,267
555,871	Livent Corp.*	12,612,713
57,838	Scotts Miracle-Gro Co. (The)	4,568,624
252,249	Valvoline, Inc.	7,272,339
		62,315,364
	Information Technology — 7.3%
138,142	Akamai Technologies, Inc.*	12,616,509
63,859	F5 Networks, Inc.*	9,772,981
111,583	Global Payments, Inc.	12,345,543
81,216	PTC, Inc.*	8,636,510
100,191	Qorvo, Inc.*	9,450,015
776,633	Rackspace Technology, Inc.*	5,568,459
		58,390,017
	Energy — 6.9%
404,306	ChampionX Corp.	8,025,474
643,247	Coterra Energy, Inc.	16,589,340
91,336	Pioneer Natural Resources	20,375,235
93,158	Valero Energy Corp.	9,900,832
		54,890,881
	Real Estate — 5.3%
84,403	Alexandria Real Estate Equities, Inc. REIT	12,240,967
74,283	Boston Properties, Inc. REIT	6,609,701
53,739	Digital Realty Trust, Inc. REIT	6,976,934
38,862	Essex Property Trust, Inc. REIT	10,162,802
392,567	Host Hotels & Resorts, Inc. REIT	6,155,451
		42,145,855
	Total Common Stocks	$793,023,738
	Short-Term Investment Fund — 1.1%
8,691,760	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	8,691,760
	Total Investment Securities—100.2% (Cost $666,992,599)	$801,715,498
	Liabilities in Excess of Other Assets — (0.2%)	(1,622,384)
	Net Assets — 100.0%	$800,093,114
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
REIT – Real Estate Investment Trust

Touchstone Mid Cap Value Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$793,023,738	$—	$—	$793,023,738
Short-Term Investment Fund	8,691,760	—	—	8,691,760
Total	$801,715,498	$—	$—	$801,715,498
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – June 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 97.7%
	Information Technology — 45.5%
625,793	Atlassian Corp. PLC - Class A*	$ 117,273,608
1,950,091	Block, Inc.*	119,852,593
1,191,486	Cloudflare, Inc. - Class A*	52,127,513
426,564	Datadog, Inc.*	40,625,955
278,622	Intuit, Inc.	107,392,064
118,363	Lam Research Corp.	50,440,392
313,281	NVIDIA Corp.	47,490,267
562,066	ServiceNow, Inc.*	267,273,624
1,963,100	Shopify, Inc. (Canada) - Class A*	61,327,244
515,241	Snowflake, Inc. - Class A*	71,649,414
423,705	Twilio, Inc. - Class A*	35,510,716
1,186,791	Visa, Inc. - Class A	233,667,280
		1,204,630,670
	Communication Services — 16.9%
129,675	Charter Communications, Inc. - Class A*	60,756,628
1,475,445	Match Group, Inc.*	102,823,762
335,540	Meta Platforms, Inc. - Class A*	54,105,825
294,884	Netflix, Inc.*	51,566,365
1,774,403	Sea Ltd. (Taiwan) ADR*	118,636,584
2,488,352	Warner Music Group Corp. - Class A	60,616,255
		448,505,419
	Health Care — 14.1%
770,983	10X Genomics, Inc. - Class A*	34,886,981
202,259	Align Technology, Inc.*	47,868,638
1,991,985	DexCom, Inc.*	148,462,642
877,160	Edwards Lifesciences Corp.*	83,409,144
791,130	Sarepta Therapeutics, Inc.*	59,303,105
		373,930,510
	Consumer Discretionary — 14.0%
537,223	Airbnb, Inc. - Class A*	47,855,825
1,985,667	Amazon.com, Inc.*	210,897,692
703,009	DoorDash, Inc. - Class A*	45,112,088
347,278	Fiverr International Ltd. (Israel)*†	11,942,890
884,416	Floor & Decor Holdings, Inc. - Class A*	55,682,831
		371,491,326
	Industrials — 7.2%
1,792,053	CoStar Group, Inc.*	108,257,922
3,974,771	Uber Technologies, Inc.*	81,323,814
		189,581,736
	Total Common Stocks	$2,588,139,661
Shares		Market Value
	Short-Term Investment Funds — 2.9%
73,813,295	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	$ 73,813,295
4,039,170	Invesco Government & Agency Portfolio, Institutional Class, 1.38%∞Ω**	4,039,170
	Total Short-Term Investment Funds	$77,852,465
	Total Investment Securities—100.6% (Cost $2,801,955,628)	$2,665,992,126
	Liabilities in Excess of Other Assets — (0.6%)	(16,955,836)
	Net Assets — 100.0%	$2,649,036,290
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2022 was $3,762,266.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,588,139,661	$—	$—	$2,588,139,661
Short-Term Investment Funds	77,852,465	—	—	77,852,465
Total	$2,665,992,126	$—	$—	$2,665,992,126
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Fund – June 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 96.0%
	Industrials — 24.9%
32,980	Armstrong World Industries, Inc.	$ 2,472,181
93,270	Evoqua Water Technologies Corp.*	3,032,208
31,417	Landstar System, Inc.	4,568,660
26,695	ManTech International Corp. - Class A	2,548,038
50,902	Masonite International Corp. *	3,910,801
44,625	Matson, Inc.	3,252,270
11,725	UniFirst Corp.	2,018,810
		21,802,968
	Consumer Discretionary — 19.2%
60,226	Acushnet Holdings Corp.	2,510,219
3,541	Graham Holdings Co. - Class B	2,007,180
38,835	Malibu Boats, Inc. - Class A*	2,046,993
18,010	Murphy USA, Inc.	4,193,989
22,707	Penske Automotive Group, Inc.	2,377,196
169,886	Tempur Sealy International, Inc.	3,630,464
		16,766,041
	Financials — 13.2%
67,309	Atlantic Union Bankshares Corp.	2,283,121
85,813	Cannae Holdings, Inc.*	1,659,623
79,049	Moelis & Co. - Class A	3,110,578
3,581	White Mountains Insurance Group Ltd.	4,462,392
		11,515,714
	Materials — 10.9%
94,331	GCP Applied Technologies, Inc.*	2,950,673
51,405	Ingevity Corp.*	3,245,712
9,627	NewMarket Corp.	2,897,342
39,927	Tredegar Corp.	399,270
		9,492,997
	Information Technology — 9.6%
83,380	ACI Worldwide, Inc.*	2,158,708
79,528	CTS Corp.	2,707,929
28,251	Qualys, Inc.*	3,563,581
		8,430,218
	Real Estate — 7.0%
116,376	Alexander & Baldwin, Inc. REIT	2,088,949
80,580	Essential Properties Realty Trust, Inc. REIT	1,731,664
38,029	First Industrial Realty Trust, Inc. REIT	1,805,617
30,811	Tejon Ranch Co.*	478,187
		6,104,417
Shares		Market Value

	Consumer Staples — 6.0%
32,502	Energizer Holdings, Inc.	$ 921,431
18,105	Lancaster Colony Corp.	2,331,562
27,844	PriceSmart, Inc.	1,994,466
		5,247,459
	Health Care — 4.0%
23,824	Haemonetics Corp.*	1,552,848
31,664	LivaNova PLC*	1,978,050
		3,530,898
	Energy — 1.2%
41,187	Dril-Quip, Inc. *	1,062,625
	Total Common Stocks	$83,953,337
	Short-Term Investment Fund — 4.3%
3,753,110	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	3,753,110
	Total Investment Securities—100.3% (Cost $78,708,772)	$87,706,447
	Liabilities in Excess of Other Assets — (0.3%)	(286,430)
	Net Assets — 100.0%	$87,420,017
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$83,953,337	$—	$—	$83,953,337
Short-Term Investment Fund	3,753,110	—	—	3,753,110
Total	$87,706,447	$—	$—	$87,706,447
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Value Fund – June 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 97.3%
	Industrials — 23.1%
24,360	Altra Industrial Motion Corp.	$ 858,690
18,043	BWX Technologies, Inc.	993,989
3,676	CACI International, Inc. - Class A*	1,035,823
20,459	CIRCOR International, Inc. *	335,323
14,354	Clean Harbors, Inc. *	1,258,415
6,781	EMCOR Group, Inc.	698,172
18,698	Enerpac Tool Group Corp.	355,636
10,581	EnPro Industries, Inc.	866,901
45,487	Gates Industrial Corp. PLC*	491,714
29,242	Harsco Corp.*	207,911
12,200	Hexcel Corp.	638,182
8,103	Hillenbrand, Inc.	331,899
25,231	Huron Consulting Group, Inc.*	1,639,763
13,836	ITT, Inc.	930,333
19,934	Kelly Services, Inc. - Class A	395,291
15,536	Korn/Ferry International	901,399
9,114	Masonite International Corp. *	700,228
13,608	Regal Rexnord Corp.	1,544,780
8,221	Standex International Corp.	696,976
2,855	Valmont Industries, Inc.	641,319
		15,522,744
	Financials — 20.1%
33,145	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	1,033,793
37,148	BankUnited, Inc.	1,321,354
97,830	Chimera Investment Corp. REIT	862,861
22,682	Dynex Capital, Inc. REIT	361,097
40,914	First Interstate BancSystem, Inc. - Class A	1,559,232
4,014	Hanover Insurance Group, Inc. (The)	587,047
54,068	MGIC Investment Corp.	681,257
27,372	NMI Holdings, Inc. - Class A*	455,744
24,927	PacWest Bancorp	664,554
14,925	Pinnacle Financial Partners, Inc.	1,079,227
72,683	Umpqua Holdings Corp.	1,218,894
25,216	Univest Financial Corp.	641,495
6,643	Webster Financial Corp.	280,002
19,552	Western Alliance Bancorp	1,380,371
17,211	Wintrust Financial Corp.	1,379,462
		13,506,390
	Consumer Discretionary — 8.8%
39,763	American Eagle Outfitters, Inc.	444,550
28,999	Callaway Golf Co. *	591,580
3,861	Carter's, Inc.	272,123
5,959	Dorman Products, Inc.*	653,762
39,815	Goodyear Tire & Rubber Co. (The)*	426,419
8,591	Murphy USA, Inc.	2,000,586
5,022	Oxford Industries, Inc.	445,652
12,217	Steven Madden Ltd.	393,510
20,143	Urban Outfitters, Inc.*	375,868
7,754	YETI Holdings, Inc.*	335,516
		5,939,566
	Information Technology — 7.9%
11,186	Belden, Inc.	595,878
5,662	ExlService Holdings, Inc.*	834,182
78,430	Harmonic, Inc.*	679,988
8,012	Lumentum Holdings, Inc.*	636,313
8,115	MACOM Technology Solutions Holdings, Inc.*	374,102
87,289	Rackspace Technology, Inc.*	625,862
2,034	Rogers Corp.*	533,091
77,339	Viavi Solutions, Inc.*	1,023,195
		5,302,611
Shares		Market Value

	Materials — 7.7%
25,062	Axalta Coating Systems Ltd. *	$ 554,121
7,298	Cabot Corp.	465,539
8,311	Ingevity Corp.*	524,757
5,399	Innospec, Inc.	517,170
45,246	Livent Corp.*	1,026,632
61,548	O-I Glass, Inc.*	861,672
11,677	Silgan Holdings, Inc.	482,844
25,658	Valvoline, Inc.	739,720
		5,172,455
	Consumer Staples — 7.6%
13,750	Hain Celestial Group, Inc. (The)*	326,425
49,792	Hostess Brands, Inc.*	1,056,088
12,837	Ingredion, Inc.	1,131,710
3,962	Lancaster Colony Corp.	510,227
5,912	MGP Ingredients, Inc.	591,732
8,265	Performance Food Group Co.*	380,025
26,776	TreeHouse Foods, Inc.*	1,119,772
		5,115,979
	Health Care — 7.4%
4,718	Amedisys, Inc.*	495,956
8,459	Encompass Health Corp.	474,127
22,837	Envista Holdings Corp.*	880,138
14,527	Integra LifeSciences Holdings Corp.*	784,894
12,674	NuVasive, Inc.*	623,054
29,166	Prestige Consumer Healthcare, Inc.*	1,714,961
		4,973,130
	Utilities — 5.4%
10,583	Black Hills Corp.	770,125
8,517	IDACORP, Inc.	902,121
29,229	Portland General Electric Co.	1,412,638
7,696	Spire, Inc.	572,351
		3,657,235
	Energy — 4.6%
13,208	Cactus, Inc. - Class A	531,886
31,045	ChampionX Corp.	616,243
16,331	Helmerich & Payne, Inc.	703,213
17,207	PDC Energy, Inc.	1,060,123
22,324	Select Energy Services, Inc. - Class A*	152,250
		3,063,715
	Real Estate — 3.6%
10,895	American Campus Communities, Inc. REIT	702,401
17,525	Corporate Office Properties Trust REIT	458,980
37,813	LXP Industrial Trust REIT	406,111
88,042	Newmark Group, Inc. - Class A	851,366
		2,418,858
	Communication Services — 1.1%
33,661	TEGNA, Inc.	705,871
	Total Common Stocks	$65,378,554
	Exchange-Traded Fund — 0.8%
3,905	iShares Russell 2000 Value ETF	531,666

Touchstone Small Cap Value Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 2.1%
1,428,754	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	$ 1,428,754
	Total Investment Securities—100.2% (Cost $56,086,020)	$67,338,974
	Liabilities in Excess of Other Assets — (0.2%)	(134,088)
	Net Assets — 100.0%	$67,204,886
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$65,378,554	$—	$—	$65,378,554
Exchange-Traded Fund	531,666	—	—	531,666
Short-Term Investment Fund	1,428,754	—	—	1,428,754
Total	$67,338,974	$—	$—	$67,338,974
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – June 30, 2022 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 38.5%
$ 3,763,465	ACC Auto Trust, Ser 2021-A, Class A, 144a, 1.080%, 4/15/27	$ 3,700,476
182,919	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificate, Ser 2005-4, Class M1, (1M LIBOR +0.675%), 2.299%, 10/25/35(A)	182,503
7,000,000	AGL Static CLO 18 Ltd. (Cayman Islands), Ser 2022-18A, Class A1, 144a, (TSFR3M +1.320%), 2.438%, 4/21/31(A)	6,795,856
4,200,000	American Credit Acceptance Receivables Trust, Ser 2018-2, Class E, 144a, 5.160%, 9/10/24	4,202,993
7,990,106	American Credit Acceptance Receivables Trust, Ser 2018-3, Class E, 144a, 5.170%, 10/15/24	7,996,411
9,500,000	American Credit Acceptance Receivables Trust, Ser 2018-4, Class E, 144a, 5.380%, 1/13/25	9,552,557
6,020,394	American Credit Acceptance Receivables Trust, Ser 2019-1, Class D, 144a, 3.810%, 4/14/25	6,028,292
2,890,979	American Credit Acceptance Receivables Trust, Ser 2020-1, Class C, 144a, 2.190%, 3/13/26	2,888,156
8,250,000	Anchorage Capital CLO Ltd. (Cayman Islands), Ser 2013-1A, Class A1R, 144a, (3M LIBOR +1.250%), 2.271%, 10/13/30(A)	8,129,748
5,831,295	Ares XL CLO Ltd. (Cayman Islands), Ser 2016-40A, Class A1RR, 144a, (3M LIBOR +0.870%), 1.914%, 1/15/29(A)	5,742,134
4,464,947	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Ser 2006-HE3, Class A5, (1M LIBOR +0.540%), 2.164%, 3/25/36(A)	4,312,766
2,719,812	Avid Automobile Receivables Trust, Ser 2021-1, Class A, 144a, 0.610%, 1/15/25	2,672,039
3,750,000	Barings CLO Ltd. (Cayman Islands), Ser 2013-IA, Class BR, 144a, (3M LIBOR +1.250%), 2.313%, 1/20/28(A)	3,666,799
6,048,000	BDS Ltd. (Cayman Islands), Ser 2020-FL5, Class B, 144a, (SOFR30A +1.914%), 3.421%, 2/16/37(A)	5,837,199
539,977	Bear Stearns Asset Backed Securities Trust, Ser 2006-SD2, Class M1, (1M LIBOR +0.825%), 2.449%, 6/25/36(A)	538,813
6,829,171	Black Diamond CLO Ltd. (Cayman Islands), Ser 2017-1A, Class A1AR, 144a, (3M LIBOR +1.050%), 2.234%, 4/24/29(A)	6,751,817
201,873	BSPRT Issuer Ltd. (Cayman Islands), Ser 2019-FL5, Class A, 144a, (1M LIBOR +1.150%), 2.474%, 5/15/29(A)	200,596
1,355,225	CarNow Auto Receivables Trust, Ser 2021-2A, Class A, 144a, 0.730%, 9/15/23	1,349,351
3,126,207	CIFC Funding Ltd. (Cayman Islands), Ser 2012-2RA, Class A1, 144a, (3M LIBOR +0.800%), 1.863%, 1/20/28(A)	3,084,729
3,343,390	Conn's Receivables Funding LLC, Ser 2021-A, Class A, 144a, 1.050%, 5/15/26	3,322,841
1,072,390	CPS Auto Receivables Trust, Ser 2018-C, Class D, 144a, 4.400%, 6/17/24	1,074,807
6,507,390	CPS Auto Receivables Trust, Ser 2019-A, Class D, 144a, 4.350%, 12/16/24	6,525,964
2,125,836	Crossroads Asset Trust, Ser 2021-A, Class A2, 144a, 0.820%, 3/20/24	2,092,407
10,750,000	Dewolf Park CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (3M LIBOR +0.920%), 1.964%, 10/15/30(A)	10,536,269
1,024,323	Drive Auto Receivables Trust, Ser 2018-2, Class D, 4.140%, 8/15/24	1,025,595
5,299,902	DT Auto Owner Trust, Ser 2018-3A, Class D, 144a, 4.190%, 7/15/24	5,306,362
Principal Amount		Market Value
	Asset-Backed Securities — 38.5% (Continued)
$ 483,793	DT Auto Owner Trust, Ser 2019-3A, Class C, 144a, 2.740%, 4/15/25	$ 483,652
8,539,553	DT Auto Owner Trust, Ser 2020-1A, Class C, 144a, 2.290%, 11/17/25	8,487,074
640,019	DT Auto Owner Trust, Ser 2021-1A, Class A, 144a, 0.350%, 1/15/25	637,494
1,872,293	Elara HGV Timeshare Issuer LLC, Ser 2016-A, Class A, 144a, 2.730%, 4/25/28	1,847,291
408,701	Encina Equipment Finance LLC, Ser 2021-1A, Class A1, 144a, 0.500%, 9/15/25	408,367
1,577,275	Exeter Automobile Receivables Trust, Ser 2018-2A, Class D, 144a, 4.040%, 3/15/24	1,578,921
1,499,107	Exeter Automobile Receivables Trust, Ser 2019-1A, Class D, 144a, 4.130%, 12/16/24	1,503,156
1,949,020	Exeter Automobile Receivables Trust, Ser 2020-1A, Class C, 144a, 2.490%, 1/15/25	1,948,651
4,239,388	FCI Funding LLC, Ser 2021-1A, Class A, 144a, 1.130%, 4/15/33	4,148,191
7,698,488	Flagship Credit Auto Trust, Ser 2019-1, Class C, 144a, 3.600%, 2/18/25	7,711,158
3,123,820	FNA VI LLC, Ser 2021-1A, Class A, 144a, 1.350%, 1/10/32	2,919,781
138,768	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 5.614%, 2/25/32(A)(B)	145,814
2,717,438	Foursight Capital Automobile Receivables Trust, Ser 2018-2, Class D, 144a, 4.330%, 7/15/24	2,717,920
1,454,998	GLS Auto Receivables Issuer Trust, Ser 2019-4A, Class B, 144a, 2.780%, 9/16/24	1,454,925
5,100,000	GPMT Ltd. (Cayman Islands), Ser 2019-FL2, Class AS, 144a, (1M LIBOR +1.600%), 3.226%, 2/22/36(A)	5,082,908
6,217,463	LAD Auto Receivables Trust, Ser 2021-1A, Class A, 144a, 1.300%, 8/17/26	6,016,638
3,380,873	Madison Park Funding XI Ltd. (Cayman Islands), Ser 2013-11A, Class AR2, 144a, (3M LIBOR +0.900%), 2.084%, 7/23/29(A)	3,328,821
2,967,459	Magnetite XVI Ltd. (Cayman Islands), Ser 2015-16A, Class AR, 144a, (3M LIBOR +0.800%), 1.844%, 1/18/28(A)	2,931,081
7,175,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class A, 144a, (SOFR30A +1.814%), 3.148%, 11/15/35(A)	7,120,214
4,000,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class AS, 144a, (SOFR30A +2.214%), 3.548%, 11/15/35(A)	3,921,128
10,219,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class C, 144a, (SOFR30A +3.714%), 5.048%, 11/15/35(A)	9,955,503
85,468	Mill City Mortgage Loan Trust, Ser 2017-1, Class A1, 144a, 2.750%, 11/25/58(A)(B)	85,332
6,225,343	Monroe Capital Mml CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (3M LIBOR +1.300%), 2.436%, 4/22/29(A)	6,137,578
6,250,000	Neuberger Berman CLO XV (Cayman Islands), Ser 2013-15A, Class A1R2, 144a, (3M LIBOR +0.920%), 1.964%, 10/15/29(A)	6,145,006
2,058,267	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2019-3A, Class A1, 144a, (3M LIBOR +0.850%), 2.328%, 8/20/27(A)	2,045,637
1,900,374	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2020-1A, Class A1, 144a, (3M LIBOR +1.025%), 2.278%, 2/20/28(A)	1,865,174
9,599,222	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-4A, Class A1, 144a, (3M LIBOR +0.800%), 1.844%, 10/15/29(A)	9,423,681

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 38.5% (Continued)
$ 2,927,098	Peaks CLO 1 Ltd. (Cayman Islands), Ser 2014-1A, Class A2R, 144a, (3M LIBOR +1.410%), 2.594%, 7/25/30(A)	$ 2,870,204
113,473	Prestige Auto Receivables Trust, Ser 2018-1A, Class C, 144a, 3.750%, 10/15/24	113,494
2,250,000	Prestige Auto Receivables Trust, Ser 2018-1A, Class D, 144a, 4.140%, 10/15/24	2,250,929
9,700,000	Progress Residential Trust, Ser 2019-SFR3, Class B, 144a, 2.571%, 9/17/36	9,305,173
1,177,669	RAMP Series Trust, Ser 2005-RS6, Class M4, (1M LIBOR +0.975%), 2.599%, 6/25/35(A)	1,172,117
724,446	RAMP Trust, Ser 2005-RS5, Class M4, (1M LIBOR +0.640%), 2.584%, 5/25/35(A)	723,043
395,256	Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Class B, 144a, 3.420%, 1/20/36	385,239
1,287,202	Symphony CLO XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR, 144a, (3M LIBOR +0.950%), 1.988%, 7/14/26(A)	1,283,791
8,301,705	Symphony Static CLO I Ltd. (Cayman Islands), Ser 2021-1A, Class A, 144a, (3M LIBOR +0.830%), 2.014%, 10/25/29(A)	8,167,134
8,217,086	TICP CLO III-2 Ltd. (Cayman Islands), Ser 2018-3R, Class A, 144a, (3M LIBOR +0.840%), 1.903%, 4/20/28(A)	8,152,377
4,912,582	Towd Point Mortgage Trust, Ser 2015-5, Class M1, 144a, 3.500%, 5/25/55(A)(B)	4,885,224
2,983,853	Towd Point Mortgage Trust, Ser 2017-1, Class A1, 144a, 2.750%, 10/25/56(A)(B)	2,959,915
5,785,151	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (1M LIBOR +0.600%), 2.224%, 2/25/57(A)	5,725,711
2,780,292	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (1M LIBOR +1.000%), 2.624%, 10/25/48(A)	2,747,686
1,627,137	Towd Point Mortgage Trust, Ser 2019-MH1, Class A1, 144a, 3.000%, 11/25/58(A)(B)	1,606,975
4,807,603	Tricon American Homes Trust, Ser 2017-SFR2, Class A, 144a, 2.928%, 1/17/36	4,750,555
3,800,000	Tricon American Homes Trust, Ser 2017-SFR2, Class D, 144a, 3.672%, 1/17/36	3,748,713
6,000,000	United Auto Credit Securitization Trust, Ser 2022-1, Class B, 144a, 2.100%, 3/10/25	5,856,786
8,200,000	Westlake Automobile Receivables Trust, Ser 2019-1A, Class E, 144a, 4.490%, 7/15/24	8,231,519
9,784,039	Westlake Automobile Receivables Trust, Ser 2019-2A, Class D, 144a, 3.200%, 11/15/24	9,786,323
	Total Asset-Backed Securities	$298,291,484
	Commercial Mortgage-Backed Securities — 19.3%
338,994	AREIT Trust, Ser 2019-CRE3, Class A, 144a, (SOFR30A +1.384%), 2.718%, 9/14/36(A)	331,343
10,793,000	AREIT Trust, Ser 2020-CRE4, Class C, 144a, (SOFR30A +3.222%), 3.996%, 4/15/37(A)	10,243,628
4,800,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 2.774%, 9/15/32(A)	4,630,939
8,145,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 2.574%, 7/15/35(A)	7,830,765
977,000	BPR Trust, Ser 2021-KEN, Class A, 144a, (1M LIBOR +1.250%), 2.574%, 2/15/29(A)	963,572
8,900,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 3.274%, 2/15/29(A)	8,781,170
5,669,472	BX Commercial Mortgage Trust, Ser 2019-XL, Class A, 144a, (1M LIBOR +0.920%), 2.244%, 10/15/36(A)	5,569,642
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 19.3% (Continued)
$ 1,526,628	BX Trust, Ser 2019-RP, Class A, 144a, (1M LIBOR +1.045%), 2.369%, 6/15/34(A)	$ 1,499,519
8,495,000	BXMT LTD (Cayman Islands), Ser 2020-FL2, Class AS, 144a, (SOFR30A +1.264%), 2.742%, 2/15/38(A)	8,237,110
6,494,000	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class A, 144a, (SOFR30A +1.014%), 2.492%, 2/15/38(A)	6,374,773
7,200,000	BXP Trust, Ser 2017-CQHP, Class A, 144a, (1M LIBOR +0.850%), 2.174%, 11/15/34(A)	6,883,900
2,700,000	CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Class C, 144a, (1M LIBOR +1.450%), 2.774%, 12/15/37(A)	2,605,032
839,284	Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Class AAB, 2.690%, 4/10/46	838,807
1,026,729	Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Class A2, 3.063%, 11/10/48	1,017,527
56,000,000	Citigroup Commercial Mortgage Trust, Ser 2021-PRM2, Class XCP, 144a, 0.720%, 10/15/36(A)(B)(C)	142,671
2,768,985	COMM Mortgage Trust, Ser 2013-LC6, Class AM, 3.282%, 1/10/46	2,757,302
34,271,934	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 1.219%, 6/10/47(A)(B)(C)	522,880
2,680,000	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (1M LIBOR +0.750%), 2.074%, 7/15/32(A)	2,540,718
6,080,000	CSMC Trust, Ser 2017-PFHP, Class A, 144a, (1M LIBOR +0.950%), 2.274%, 12/15/30(A)	6,026,855
10,020,322	DBGS Mortgage Trust, Ser 2018-BIOD, Class B, 144a, (1M LIBOR +0.888%), 2.078%, 5/15/35(A)	9,831,331
118,906,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class XA, 144a, 1.325%, 10/10/32(A)(B)(C)	3,734
705,000	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class A, 144a, 2.856%, 5/10/34	703,843
3,859,000	GS Mortgage Securities Trust, Ser 2018-HART, Class A, 144a, (1M LIBOR +1.090%), 2.420%, 10/15/31(A)	3,761,069
94,257,000	HONO Mortgage Trust, Ser 2021-LULU, Class XCP, 144a, 0.508%, 10/15/36(A)(B)(C)	129,952
2,750,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Class C, 144a, (1M LIBOR +1.360%), 2.684%, 7/15/36(A)	2,668,254
412,833	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Class A2, 2.940%, 11/15/47	405,717
5,000,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL3, Class AS, 144a, (SOFR30A +2.964%), 4.243%, 7/15/35(A)	4,907,515
4,404,859	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Class A4, 2.858%, 11/15/45	4,399,090
547,265	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Class A3FL, 144a, (1M LIBOR +1.000%), 2.523%, 7/15/46(A)	547,431
537,786	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C8, Class ASB, 2.699%, 12/15/48	537,263
1,411,000	Morgan Stanley Capital I Trust, Ser 2017-CLS, Class A, 144a, (1M LIBOR +0.700%), 2.024%, 11/15/34(A)	1,397,105
8,700,000	Morgan Stanley Capital I Trust, Ser 2017-CLS, Class B, 144a, (1M LIBOR +0.850%), 2.174%, 11/15/34(A)	8,592,904
7,191,263	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (1M LIBOR +0.850%), 2.174%, 8/15/33(A)	7,106,806
582,096	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	558,790

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 19.3% (Continued)
$ 3,442,841	Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Class A, 144a, (1M LIBOR +1.050%), 2.170%, 11/11/34(A)	$ 3,339,709
730,539	UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Class A4, 3.525%, 5/10/63	729,255
7,000,000	Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Class AS, 3.539%, 10/15/45	6,992,468
5,000,000	WFRBS Commercial Mortgage Trust, Ser 2012-C9, Class AS, 3.388%, 11/15/45	4,994,483
10,450,000	WFRBS Commercial Mortgage Trust, Ser 2013-C12, Class D, 144a, 4.530%, 3/15/48(A)(B)	10,074,836
122,209	WFRBS Commercial Mortgage Trust, Ser 2014-C19, Class A3, 3.660%, 3/15/47	121,844
	Total Commercial Mortgage-Backed Securities	$149,601,552
	Corporate Bonds — 15.7%
	Utilities — 4.8%
4,000,000	American Electric Power Co., Inc., 2.031%, 3/15/24	3,872,224
4,596,000	CenterPoint Energy Resources Corp., (3M LIBOR +0.500%), 2.111%, 3/2/23(A)	4,583,128
7,225,000	Dominion Energy, Inc., (3M LIBOR +0.530%), 2.359%, 9/15/23(A)	7,192,548
10,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +0.270%), 1.775%, 2/22/23(A)	9,937,530
7,500,000	ONE Gas, Inc., (3M LIBOR +0.610%), 2.331%, 3/11/23(A)	7,468,626
1,500,000	Pacific Gas and Electric Co., (SOFRRATE + 1.150%), 2.371%, 11/14/22(A)	1,493,901
3,000,000	Southern California Gas Co., (3M LIBOR +0.350%), 2.095%, 9/14/23(A)	2,981,366
		37,529,323
	Financials — 3.3%
4,367,000	Comerica, Inc., 3.700%, 7/31/23	4,366,136
4,000,000	FNB Corp., 2.200%, 2/24/23	3,955,384
3,800,000	Mitsubishi UFJ Financial Group, Inc. (Japan), 0.848%, 9/15/24	3,660,196
7,000,000	National Bank of Canada (Canada), 0.900%, 8/15/23	6,974,358
2,800,000	Sumitomo Mitsui Trust Bank Ltd. (Japan), 144a, 0.800%, 9/12/23	2,707,563
4,000,000	UBS Group AG (Switzerland), 144a, 1.008%, 7/30/24	3,874,992
		25,538,629
	Consumer Discretionary — 2.0%
3,500,000	American Honda Finance Corp., MTN, 0.875%, 7/7/23	3,414,524
5,000,000	Hyundai Capital America, 144a, 0.800%, 1/8/24	4,750,891
2,500,000	Hyundai Capital America, 144a, 2.375%, 2/10/23	2,468,084
5,000,000	Toyota Motor Corp. (Japan), 0.681%, 3/25/24	4,774,108
		15,407,607
	Consumer Staples — 1.2%
5,500,000	Nestle Holdings, Inc., 144a, 0.375%, 1/15/24	5,266,957
4,500,000	Triton Container International Ltd. (Bermuda), 144a, 0.800%, 8/1/23	4,266,087
		9,533,044
	Information Technology — 1.1%
4,000,000	Microchip Technology, Inc., 4.250%, 9/1/25	3,897,831
5,000,000	SK Hynix, Inc. (South Korea), 144a, 1.000%, 1/19/24	4,776,300
		8,674,131
	Industrials — 1.1%
8,380,000	Huntington Ingalls Industries, Inc., 0.670%, 8/16/23	8,083,782
	Health Care — 0.9%
7,225,000	Dignity Health, 3.125%, 11/1/22	7,230,283
Principal Amount		Market Value

	Energy — 0.7%
$ 5,000,000	Energy Transfer Partners LP / Regency Energy Finance Corp., 4.500%, 11/1/23	$ 5,027,578
	Materials — 0.6%
5,000,000	Nutrien Ltd. (Canada), 1.900%, 5/13/23	4,920,615
	Total Corporate Bonds	$121,944,992
	Non-Agency Collateralized Mortgage Obligations — 11.7%
637,194	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 2.066%, 4/25/33(A)(B)††	643,712
116,183	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	104,203
2,798,400	BRAVO Residential Funding Trust, Ser 2019-NQM2, Class A1, 144a, 2.748%, 11/25/59(A)(B)	2,726,482
12,254,532	Cascade Funding Mortgage Trust, Ser 2021-HB6, Class A, 144a, 0.898%, 6/25/36(A)(B)	12,014,918
4,403,390	CFMT LLC, Ser 2020-HB4, Class A, 144a, 0.946%, 12/26/30(A)(B)	4,345,706
5,943,087	CFMT LLC, Ser 2021-EBO1, Class A, 144a, 0.985%, 11/25/50(A)(B)	5,809,737
5,614,815	CFMT LLC, Ser 2021-HB7, Class A, 144a, 1.151%, 10/27/31(A)(B)	5,493,933
6,672	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	6,470
11,518,346	CSMC Trust, Ser 2018-RPL9, Class A1, 144a, 3.850%, 9/25/57(A)(B)	11,337,847
1,379,510	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 2.633%, 10/25/33(A)(B)	1,398,081
56,764	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 2.743%, 6/25/36(A)(B)	43,522
3,000,180	JP Morgan Mortgage Trust, Ser 2019-HYB1, Class A5A, 144a, 3.000%, 10/25/49(A)(B)	2,845,966
41,818	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 2.610%, 12/25/34(A)(B)	40,348
16,110	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 4.321%, 12/25/32(A)	15,314
1,000,928	Mill City Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 5/25/58(A)(B)	992,507
244,558	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.368%, 2/25/37(A)(B)	203,486
9,152,511	RMF Proprietary Issuance Trust, Ser 2019-1, Class A, 144a, 2.750%, 10/25/63(A)(B)	8,958,468
1,966,403	Sequoia Mortgage Trust, Ser 2013-7, Class B2, 3.505%, 6/25/43(A)(B)	1,921,055
423,197	Sequoia Mortgage Trust, Ser 2018-CH4, Class A13, 144a, 4.500%, 10/25/48(A)(B)	420,216
1,580,294	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(A)(B)	1,556,906
284,112	Starwood Mortgage Residential Trust, Ser 2019-INV1, Class A1, 144a, 2.610%, 9/27/49(A)(B)	283,668
8,519,472	Starwood Mortgage Residential Trust, Ser 2020-3, Class A1, 144a, 1.486%, 4/25/65(A)(B)	8,293,355
5,189,008	Towd Point HE Trust, Ser 2021-HE1, Class A1, 144a, 0.918%, 2/25/63(A)(B)	4,934,339
8,829,910	Towd Point Mortgage Trust, Ser 2018-2, Class A1, 144a, 3.250%, 3/25/58(A)(B)	8,647,834
7,446,998	Towd Point Mortgage Trust, Ser 2021-SJ2, Class A1A, 144a, 2.250%, 12/25/61(A)(B)	7,272,080
	Total Non-Agency Collateralized Mortgage Obligations	$90,310,153
	Commercial Paper — 8.2%
25,000,000	Dairy Farmers of America, 1.900%, 7/1/22(D)	24,998,733
8,400,000	Hyundai Capital America, 1.830%, 7/5/22(D)	8,397,810

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Paper — 8.2% (Continued)
24,400,000	Kellogg Company, 1.700%, 7/1/22(D)	$ 24,398,778
6,150,000	Orange & Rockland Utilities, Inc., 1.830%, 7/6/22(D)	6,148,108
	Total Commercial Paper	$63,943,429
	U.S. Government Agency Obligations — 2.7%
$ 2,396	Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 5/1/23	2,400
50,642	Small Business Administration Pools, Pool #508374, (Prime Rate -2.500%), 1.000%, 4/25/28(A)	50,150
9,545,455	United States International Development Finance Corp., 1.700%, 9/30/27(A)(B)	9,545,455
4,282,800	United States International Development Finance Corp., 1.710%, 7/5/38(A)(B)	4,282,800
1,760,000	United States International Development Finance Corp., 1.720%, 5/15/26(A)(B)	1,760,000
5,640,000	United States International Development Finance Corp., 1.750%, 4/20/35(A)(B)	5,640,000
	Total U.S. Government Agency Obligations	$21,280,805
	Municipal Bonds — 2.5%
	Other Territory — 2.4%
1,495,000	Taxable Municipal Funding Trust, Rev., 144a, 1.890%, 11/1/24(A)(B)	1,495,000
840,000	Taxable Municipal Funding Trust, Rev., 144a, 1.890%, 5/15/56(A)(B)	840,000
9,050,000	Taxable Municipal Funding Trust, Rev., 144a, 1.890%, 12/15/25(A)(B)	9,050,000
6,800,000	Taxable Municipal Funding Trust, Txbl Floaters Ser 2020 11, (LOC - Barclays Bank PLC), 144a, 1.890%, 9/1/30(A)(B)	6,800,000
		18,185,000
	California — 0.1%
815,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC - City National Bank), 144a, 1.960%, 9/1/41(A)(B)	815,000
	Total Municipal Bonds	$19,000,000
	Agency Collateralized Mortgage Obligations — 0.7%
135,067,180	FHLMC Multifamily Structured Pass Through Certificates, Ser K038, Class X1, 1.243%, 3/25/24(A)(B)(C)	2,118,002
60,717,624	FHLMC Multifamily Structured Pass Through Certificates, Ser K040, Class X1, 0.837%, 9/25/24(A)(B)(C)	746,566
143,539	FHLMC REMIC, Ser 2770, Class FH, (1M LIBOR +0.400%), 1.724%, 3/15/34(A)	143,137
719,434	FHLMC REMIC, Ser 4238, Class TL, 1.250%, 8/15/27	685,595
10,734	FNMA REMIC, Ser 2003-119, Class PU, 4.000%, 11/25/33	10,764
29,050	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	29,399
18,344	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	18,594
100,248	FNMA REMIC, Ser 2003-81, Class FE, (1M LIBOR +0.500%), 2.124%, 9/25/33(A)	100,379
240,031	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	243,878
96	FNMA REMIC, Ser 2011-15, Class HC, 2.500%, 3/25/26	95
48,320	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	46,922
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 0.7% (Continued)
$ 800,000	FREMF Mortgage Trust, Ser 2012-K23, Class B, 144a, 3.752%, 10/25/45(A)(B)	$ 799,394
435,000	FREMF Mortgage Trust, Ser 2013-K25, Class B, 144a, 3.719%, 11/25/45(A)(B)	435,012
41,433	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	41,413
15,390	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	15,347
20,416	GNMA, Ser 2012-27, Class A, 1.614%, 7/16/39	20,252
	Total Agency Collateralized Mortgage Obligations	$5,454,749
	U.S. Government Mortgage-Backed Obligations — 0.7%
105,870	FHLMC, Pool #1B7189, (12M LIBOR +2.470%), 2.876%, 3/1/36(A)	109,818
97,913	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 2.362%, 11/1/36(A)	101,336
60,841	FHLMC, Pool #1J1813, (12M LIBOR +1.925%), 2.175%, 8/1/37(A)	63,172
86,156	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 2.290%, 7/1/35(A)	85,550
43,762	FHLMC, Pool #1Q0080, (12M LIBOR +1.648%), 2.180%, 1/1/36(A)	44,743
103,652	FHLMC, Pool #1Q0119, (12M LIBOR +1.853%), 2.149%, 9/1/36(A)	107,048
82,537	FHLMC, Pool #1Q0187, (12M LIBOR +1.756%), 2.005%, 12/1/36(A)	83,764
44,895	FHLMC, Pool #1Q0339, (12M LIBOR +1.889%), 2.768%, 4/1/37(A)	45,878
84,528	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 2.554%, 11/1/36(A)	86,820
158,077	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 2.833%, 4/1/34(A)	162,381
60,607	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 2.307%, 11/1/36(A)	62,770
71,852	FHLMC, Pool #847795, (1 Year CMT Rate +2.279%), 2.497%, 4/1/35(A)	71,222
193,936	FHLMC, Pool #848539, (1 Year CMT Rate +2.293%), 2.562%, 4/1/37(A)	199,169
394,882	FHLMC, Pool #848583, (1 Year CMT Rate +2.315%), 2.693%, 1/1/36(A)	406,880
5,174	FHLMC, Pool #A92646, 5.500%, 6/1/40	5,548
6,528	FHLMC, Pool #C03505, 5.500%, 6/1/40	7,007
77	FHLMC, Pool #G00100, 8.000%, 2/1/23	78
17,568	FHLMC, Pool #G01840, 5.000%, 7/1/35	18,509
1,340	FNMA, Pool #175123, 7.450%, 8/1/22	1,340
54,045	FNMA, Pool #254868, 5.000%, 9/1/33	56,201
18,033	FNMA, Pool #256272, 5.500%, 6/1/26	18,741
36,046	FNMA, Pool #256852, 6.000%, 8/1/27	37,913
9,435	FNMA, Pool #323832, 7.500%, 7/1/29	10,109
213	FNMA, Pool #334593, 7.000%, 5/1/24	216
19,745	FNMA, Pool #665773, 7.500%, 6/1/31	19,783
72,628	FNMA, Pool #679742, (1 Year CMT Rate +2.584%), 2.722%, 1/1/40(A)	72,138
64,179	FNMA, Pool #725424, 5.500%, 4/1/34	66,829
213,043	FNMA, Pool #725490, (12M LIBOR +1.597%), 2.736%, 4/1/34(A)	215,824
10,131	FNMA, Pool #735484, 5.000%, 5/1/35	10,660
70,478	FNMA, Pool #813170, (12M LIBOR +1.575%), 2.004%, 1/1/35(A)	71,272
221,188	FNMA, Pool #815323, (6M LIBOR +1.532%), 1.952%, 1/1/35(A)	226,402
68,305	FNMA, Pool #820364, (12M LIBOR +0.827%), 2.202%, 4/1/35(A)	68,062

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.7% (Continued)
$ 99,622	FNMA, Pool #827787, (6M LIBOR +1.550%), 2.768%, 5/1/35(A)	$ 101,937
38,016	FNMA, Pool #889060, 6.000%, 1/1/38	42,705
39,396	FNMA, Pool #889061, 6.000%, 1/1/38	43,215
2,412	FNMA, Pool #889382, 5.500%, 4/1/38	2,593
84,852	FNMA, Pool #922674, (12M LIBOR +1.905%), 2.397%, 4/1/36(A)	87,298
22,807	FNMA, Pool #960376, 5.500%, 12/1/37	24,506
135,336	FNMA, Pool #995405, 5.500%, 10/1/23	136,459
4,056	FNMA, Pool #AD0941, 5.500%, 4/1/40	4,360
28,625	FNMA, Pool #AE0363, 5.000%, 7/1/37	30,118
32,721	FNMA, Pool #AE5441, 5.000%, 10/1/40	34,360
33,024	FNMA, Pool #AI6588, 4.000%, 7/1/26	33,461
50,988	FNMA, Pool #AI8506, 4.000%, 8/1/26	51,666
49,576	FNMA, Pool #AL0211, 5.000%, 4/1/41	52,214
1,558	FNMA, Pool #AL0302, 5.000%, 4/1/24	1,600
261,550	FNMA, Pool #AL0478, (12M LIBOR +1.764%), 2.467%, 4/1/36(A)	268,636
97,320	FNMA, Pool #AL0543, 5.000%, 7/1/41	102,522
43,918	FNMA, Pool #AL1105, 4.500%, 12/1/40	45,380
10,979	FNMA, Pool #AL2591, 5.500%, 5/1/38	11,255
232,719	FNMA, Pool #AL5275, (6M LIBOR +1.508%), 2.238%, 9/1/37(A)	236,670
692,327	FNMA, Pool #AL7396, (6M LIBOR +1.528%), 2.256%, 2/1/37(A)	707,414
578	GNMA, Pool #344233, 8.000%, 2/15/23	581
4,297	GNMA, Pool #345123, 8.000%, 12/15/23	4,308
33	GNMA, Pool #780322, 8.000%, 11/15/22	33
178,774	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 2.625%, 2/20/34(A)	180,352
76,983	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 1.875%, 4/20/34(A)	77,077
153,989	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 1.625%, 8/20/34(A)	152,942
170,470	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 2.625%, 3/20/41(A)	172,892
33,099	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 1.750%, 11/20/44(A)	32,775
261,871	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 1.750%, 12/20/44(A)	258,883
	Total U.S. Government Mortgage-Backed Obligations	$5,435,395
Shares
	Short-Term Investment Fund — 0.1%
521,231	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	521,231
	Total Investment Securities—100.1% (Cost $791,404,444)	$775,783,790
	Liabilities in Excess of Other Assets — (0.1%)	(556,590)
	Net Assets — 100.0%	$775,227,200
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2022.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Rate reflects yield at the time of purchase.
††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LOC – Letter of Credit
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities were valued at $550,754,991 or 71.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$298,291,484	$—	$298,291,484
Commercial Mortgage-Backed Securities	—	149,601,552	—	149,601,552
Corporate Bonds	—	121,944,992	—	121,944,992
Non-Agency Collateralized Mortgage Obligations	—	90,310,153	—	90,310,153
Commercial Paper	—	63,943,429	—	63,943,429
U.S. Government Agency Obligations	—	21,280,805	—	21,280,805
Municipal Bonds	—	19,000,000	—	19,000,000
Agency Collateralized Mortgage Obligations	—	5,454,749	—	5,454,749
U.S. Government Mortgage-Backed Obligations	—	5,435,395	—	5,435,395
Short-Term Investment Fund	521,231	—	—	521,231
Total	$521,231	$775,262,559	$—	$775,783,790
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
June 30, 2022 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2022, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Anti-Benchmark®International Core Equity Fund, the Ares Credit Opportunities Fund, and the Impact Bond Fund held Level 3 categorized securities during the period ended June 30, 2022. Refer to the Porfolio of Investments for a reconciliation of Level 3 holdings.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds' valuation policies and procedures approved by the Funds' Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on

Notes to Portfolios of Investments (Unaudited) (Continued)
the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds' Board and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.